AST GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.7%
Asset-Backed Securities — 6.2%
Canada — 0.0%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	302	$302,000
Cayman Islands — 3.5%
Atlas Senior Loan Fund,
Series 2019-14A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.564%(c)	07/20/32	639	639,112
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.735%(c)	07/25/34	544	544,000
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.296%(c)	10/20/34	322	322,005
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.875%(c)	04/26/31	384	382,327
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.244%(c)	04/20/32	472	472,221
Catamaran CLO Ltd.,
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.979%(c)	01/27/28	157	156,374
CIFC Funding Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.134%(c)	04/18/31	355	355,000
Columbia Cent CLO Ltd.,
Series 2020-29A, Class A1N, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.834%(c)	07/20/31	355	355,177
Cutwater Ltd.,
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.376%(c)	07/15/26	16	16,410
Elmwood CLO Ltd.,
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.366%(c)	04/15/33	472	472,944
Greywolf CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
1.755%(c)	04/26/31	408	407,973
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.484%(c)	01/20/33	591	591,591
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.579%(c)	11/30/32	1,418	1,422,595
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.274%(c)	10/19/28	505	$504,614
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.246%(c)	04/21/31	591	590,651
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.275%(c)	04/25/30	254	254,083
Madison Park Funding Ltd.,
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.876%(c)	04/15/29	654	653,983
Magnetite Ltd.,
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.934%(c)	01/18/28	392	392,278
Marble Point CLO Ltd.,
Series 2020-03A, Class D, 144A, 3 Month LIBOR + 3.900% (Cap N/A, Floor 3.900%)
4.034%(c)	01/19/34	1,250	1,256,420
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL06, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.185%(c)	07/16/36	218	218,078
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.493%(c)	04/14/33	700	701,526
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.576%(c)	10/15/32	355	354,823
OCP CLO Ltd.,
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.945%(c)	10/26/27	47	46,968
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.146%(c)	04/15/31	497	496,849
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
1.204%(c)	01/17/31	556	555,659
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.984%(c)	07/20/34	296	296,490
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29	372	371,680
A1

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
THL Credit Wind River CLO Ltd.,
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.266%(c)	01/15/31	649	$649,681
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.581%(c)	11/20/30	407	405,578
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.461%(c)	07/20/32	709	710,861
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.406%(c)	04/15/33	316	316,558
Wellfleet CLO Ltd.,
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.344%(c)	07/20/32	1,359	1,362,244
			16,276,753
United States — 2.7%
Affirm Asset Securitization Trust,
Series 2021-A, Class A, 144A
0.880%	08/15/25	770	771,672
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	199	199,087
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	174	176,379
Series 2021-01, Class A2
0.280%	06/18/24	231	230,810
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.705%)
0.791%(c)	01/25/36	202	202,063
ARI Fleet Lease Trust,
Series 2018-A, Class A3, 144A
2.840%	10/15/26	897	899,821
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	105	104,944
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.761%(c)	10/25/35	35	35,278
Countrywide Asset-Backed Certificates,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.286%(c)	06/25/47	81	76,398
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.316%(c)	05/25/37	95	91,905
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	316	316,879
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2021-03A, Class A, 144A
1.000%	05/15/30	390	$390,215
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.294%(cc)	12/25/35	35	35,542
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.286%(c)	12/27/66	283	286,212
Exeter Automobile Receivables Trust,
Series 2017-01A, Class D, 144A
6.200%	11/15/23	299	300,027
Series 2018-03A, Class D, 144A
4.350%	06/17/24	187	191,250
Series 2021-01A, Class A3
0.340%	03/15/24	685	685,224
Series 2021-01A, Class B
0.500%	02/18/25	405	405,275
First Investors Auto Owner Trust,
Series 2019-02A, Class A, 144A
2.210%	09/16/24	107	107,512
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25	410	410,226
Series 2021-01, Class A, 144A
0.310%	06/16/25	588	587,708
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	166	169,459
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	340	339,733
HPEFS Equipment Trust,
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	125	124,885
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.284%(c)	12/13/38	183	183,057
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.655%(c)	03/25/37	77	80,214
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	96	95,853
Series 2019-04A, Class A, 144A
2.390%	12/17/29	69	69,335
Series 2021-01A, Class A, 144A
0.600%	06/16/31	88	87,827
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
2.989%(cc)	07/25/59	47	48,630
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.136%(c)	12/27/66	104	105,185

A2

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	$166,524
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	850	859,817
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31	449	449,891
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.226%(c)	12/15/32	199	187,496
SoFi Consumer Loan Program Trust,
Series 2016-01, Class A, 144A
3.260%	08/25/25	361	361,847
Series 2018-01, Class B, 144A
3.650%	02/25/27	367	370,354
Series 2019-04, Class A, 144A
2.450%	08/25/28	92	92,048
Series 2020-01, Class A, 144A
2.020%	01/25/29	99	99,332
Soundview Home Loan Trust,
Series 2007-NS01, Class A3, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.286%(c)	01/25/37	59	58,542
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.286%(c)	06/25/37	127	109,759
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.241%(c)	09/25/36	72	56,245
Series 2007-BC03, Class 2A4, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.346%(c)	05/25/47	39	36,344
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	540	540,025
Westlake Automobile Receivables Trust,
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	219	219,355
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	235	235,056
Series 2021-02A, Class B, 144A
0.620%	07/15/26	123	122,978
Wheels SPV LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
0.367%(c)	08/20/29	800	801,324
			12,575,542

Total Asset-Backed Securities (cost $29,012,572)			29,154,295
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 1.0%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	137	$142,630
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.084%(c)	06/15/35	209	208,999
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	189	203,261
Series 2018-BN10, Class D, 144A
2.600%	02/15/61	24	21,197
Series 2019-BN19, Class D, 144A
3.000%	08/15/61	24	22,465
Series 2019-BN24, Class A3
2.960%	11/15/62	261	278,755
Series 2021-BN34, Class A5
2.438%	06/15/63	366	375,339
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.660%(cc)	02/15/50	24	22,226
Benchmark Mortgage Trust,
Series 2018-B06, Class D, 144A
3.261%(cc)	10/10/51	89	85,039
Series 2019-B13, Class D, 144A
2.500%	08/15/57	106	94,129
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.334%(c)	07/15/35	238	238,236
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
1.606%(c)	08/15/36	92	91,590
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
1.172%(c)	09/15/37	174	172,653
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class E, 144A
2.500%	11/15/52	200	170,824
Citigroup Commercial Mortgage Trust,
Series 2017-P07, Class D, 144A
3.250%	04/14/50	35	29,521
Commercial Mortgage Trust,
Series 2013-LC06, Class D, 144A
4.438%(cc)	01/10/46	276	273,752
Series 2017-COR02, Class D, 144A
3.000%	09/10/50	42	39,407
Series 2019-GC44, Class D, 144A
2.500%	08/15/57	95	85,145
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class D, 144A
5.052%(cc)	11/15/51	35	36,538

A3

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.117%(c)	12/19/30	320	$320,085
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class D, 144A
3.360%(cc)	06/10/50	72	67,207
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	313	331,283
GS Mortgage Securities Trust,
Series 2013-G01, Class A1, 144A
2.059%	04/10/31	91	91,838
Morgan Stanley Capital I Trust,
Series 2015-XLF02, Class SNMD, 144A, 1 Month LIBOR + 1.735% (Cap N/A, Floor 1.733%)
1.818%(c)	11/15/26	1,450	374,578
Series 2021-L05, Class A4
2.728%	05/15/54	248	259,932
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.554%(c)	11/15/27	128	78,216
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class D, 144A
3.262%(cc)	12/15/59	119	109,222
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	66	61,803
Series 2021-C59, Class A5
2.626%	04/15/54	224	232,644

Total Commercial Mortgage-Backed Securities (cost $5,470,316)			4,518,514
Corporate Bonds — 32.5%
Australia — 0.4%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.400%	05/19/26	200	223,763
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30	300	311,843
Commonwealth Bank of Australia,
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34	243	257,321
Glencore Funding LLC,
Gtd. Notes, 144A
1.625%	04/27/26	121	120,471
4.125%	05/30/23	136	143,724
4.125%	03/12/24	139	148,801
4.625%	04/29/24	160	174,324
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36	285	282,155
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Australia (cont’d.)
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27		82	$81,309
3.763%(ff)	11/28/28		72	78,853
				1,822,564
Austria — 0.2%
Erste Group Bank AG,
Sub. Notes, EMTN
1.625%(ff)	09/08/31	EUR	100	120,238
JAB Holdings BV,
Gtd. Notes
1.000%	07/14/31	EUR	200	228,573
Raiffeisen Bank International AG,
Sub. Notes
1.375%(ff)	06/17/33	EUR	300	348,329
2.875%(ff)	06/18/32	EUR	100	126,508
				823,648
Belgium — 0.2%
Ageas SA,
Sub. Notes
1.875%(ff)	11/24/51	EUR	100	117,091
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.650%	02/01/26		18	19,752
4.900%	02/01/46		154	191,249
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
1.125%	07/01/27	EUR	124	151,150
2.000%	03/17/28	EUR	47	60,561
2.750%	03/17/36	EUR	65	90,054
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	06/01/60		75	90,187
5.550%	01/23/49		206	278,902
				998,946
Bermuda — 0.0%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		154	178,398
Brazil — 0.3%
Embraer Netherlands Finance BV,
Gtd. Notes
6.950%	01/17/28		248	281,511
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30		200	200,675
Nexa Resources SA,
Gtd. Notes
6.500%	01/18/28		200	220,506
OEC Finance Ltd.,
Gtd. Notes, 144A, Cash coupon 7.125% or PIK N/A
7.125%	12/26/46		1,048	94,286

A4

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Brazil (cont’d.)
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		346	$356,198
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		12	14,227
				1,167,403
Canada — 1.9%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		280	277,271
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	04/15/29		251	281,234
CPPIB Capital, Inc.,
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,133	1,337,965
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	12/15/26		182	190,887
Methanex Corp.,
Sr. Unsec’d. Notes
5.250%	12/15/29		139	150,503
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	1,132	1,345,287
Gtd. Notes, 144A
1.250%	09/27/30		854	815,352
2.000%	04/16/31		1,251	1,265,606
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,421	1,644,625
0.900%	05/20/41	EUR	424	489,726
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25		177	188,354
6.850%	06/01/39		164	238,446
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
7.625%	01/15/39(a)		238	368,609
Yamana Gold, Inc.,
Sr. Unsec’d. Notes, 144A
2.630%	08/15/31		213	207,583
				8,801,448
Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	18,802
Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		200	206,848
Empresa Electrica Cochrane SpA,
Sr. Sec’d. Notes
5.500%	05/14/27		207	211,921
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chile (cont’d.)
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	$147,072
				565,841
China — 1.7%
Agricultural Development Bank of China,
Unsec’d. Notes, Series 2004
2.960%	04/17/30	CNH	17,000	2,568,554
Unsec’d. Notes, Series 2105
3.520%	05/24/31	CNH	3,930	620,357
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
2.125%	02/09/31		245	235,549
Baidu, Inc.,
Sr. Unsec’d. Notes
1.625%	02/23/27		362	358,210
China Development Bank,
Unsec’d. Notes, Series 2012
3.340%	07/14/25	CNH	4,560	716,813
Unsec’d. Notes, Series 2103
3.300%	03/03/26	CNH	6,250	982,318
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.500%	01/16/25		237	234,189
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22		738	760,241
Prosus NV,
Sr. Unsec’d. Notes
3.680%	01/21/30		350	362,993
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50		200	188,029
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
3.250%	09/13/27		200	216,109
State Grid Overseas Investment Ltd.,
Gtd. Notes, EMTN
4.250%	05/02/28		200	228,283
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		360	385,508
Weibo Corp.,
Sr. Unsec’d. Notes
3.375%	07/08/30		217	216,985
				8,074,138
Denmark — 0.4%
Danfoss Finance I BV,
Gtd. Notes, EMTN
0.375%	10/28/28	EUR	157	180,428
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		244	259,132
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	06/09/29	EUR	300	347,589

A5

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Denmark (cont’d.)
2.250%(ff)	01/14/28	GBP	278	$381,314
Sub. Notes, EMTN
1.375%(ff)	02/12/30	EUR	124	146,663
Orsted A/S,
Jr. Sub. Notes
1.750%(ff)	12/09/3019	EUR	295	352,044
				1,667,170
Finland — 0.2%
Citycon OYJ,
Jr. Sub. Notes
3.625%(ff)	06/10/26(oo)	EUR	250	286,692
Nordea Bank Abp,
Jr. Sub. Notes, EMTN
6.125%(ff)	09/23/24(oo)		400	437,664
				724,356
France — 1.9%
Adevinta ASA,
Sr. Sec’d. Notes
3.000%	11/15/27	EUR	175	208,332
Airbus SE,
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	170	226,968
2.375%	06/09/40	EUR	269	355,872
AXA SA,
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	258	325,031
BNP Paribas SA,
Jr. Sub. Notes
6.750%(ff)	03/14/22(oo)		318	324,367
Sr. Unsec’d. Notes
0.500%(ff)	09/01/28	EUR	100	115,701
1.875%	12/14/27	GBP	100	136,163
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		266	283,641
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		407	414,077
3.052%(ff)	01/13/31		200	209,422
Sr. Unsec’d. Notes, EMTN
1.250%	07/13/31	GBP	200	250,889
2.125%(ff)	01/23/27	EUR	200	249,646
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33		224	245,486
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		430	430,397
4.000%	09/12/23		590	627,590
Sub. Notes, 144A, MTN
4.500%	03/15/25		400	439,093
CNP Assurances,
Sub. Notes, EMTN
2.500%(ff)	06/30/51	EUR	100	124,415
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	200	284,025
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27		380	$374,418
Electricite de France SA,
Jr. Sub. Notes
2.875%(ff)	12/15/26(oo)	EUR	600	718,173
La Mondiale SAM,
Sub. Notes
0.750%	04/20/26	EUR	200	234,686
2.125%	06/23/31	EUR	200	243,585
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	599	727,373
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		257	254,336
Sr. Unsec’d. Notes, EMTN
1.750%	03/22/29	EUR	400	495,680
SPCM SA,
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	112	131,681
2.625%	02/01/29	EUR	100	118,731
Technip Energies NV,
Sr. Unsec’d. Notes
1.125%	05/28/28	EUR	225	267,610
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	185	214,566
				9,031,954
Germany — 2.3%
ADLER Group SA,
Sr. Unsec’d. Notes
2.250%	01/14/29	EUR	200	188,811
Allianz SE,
Jr. Sub. Notes
2.625%(ff)	10/30/30(oo)	EUR	200	233,118
Bayer Capital Corp. BV,
Gtd. Notes
1.500%	06/26/26	EUR	100	122,482
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25		243	268,437
Commerzbank AG,
Jr. Sub. Notes
6.125%(ff)	10/09/25(oo)	EUR	200	254,185
Sub. Notes, EMTN
4.000%	03/23/26	EUR	106	137,978
Deutsche Bank AG,
Jr. Sub. Notes
4.625%(ff)	10/30/27(oo)	EUR	200	242,983
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		168	170,714
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	300	366,041

A6

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
Sub. Notes
3.729%(ff)	01/14/32		330	$340,592
Sub. Notes, EMTN
4.500%	05/19/26	EUR	100	134,068
E.ON International Finance BV,
Gtd. Notes, EMTN
1.250%	10/19/27	EUR	188	231,052
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	82	103,807
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	396	472,738
Gov’t. Gtd. Notes, EMTN
0.000%	06/15/29	EUR	186	217,608
0.875%	07/04/39	EUR	444	557,622
1.250%	12/29/23	GBP	1,500	2,055,862
Landesbank Baden-Wuerttemberg,
Sub. Notes, EMTN
3.625%	06/16/25	EUR	100	128,737
Mercer International, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/26		152	155,146
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26	EUR	261	306,003
TK Elevator Midco GmbH,
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	257	311,092
Vantage Towers AG,
Sr. Unsec’d. Notes, EMTN
0.375%	03/31/27	EUR	200	231,577
0.750%	03/31/30	EUR	100	115,756
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	400	478,687
Volkswagen International Finance NV,
Gtd. Notes
4.625%(ff)	06/27/28(oo)	EUR	100	134,224
Gtd. Notes, EMTN
0.875%	09/22/28	EUR	300	357,943
1.500%	01/21/41	EUR	100	112,998
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	300	376,545
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
1.500%	06/19/26	EUR	113	138,292
Vonovia Finance BV,
Gtd. Notes, EMTN
1.625%	10/07/39	EUR	200	234,464
WEPA Hygieneprodukte GmbH,
Sr. Sec’d. Notes
2.875%	12/15/27	EUR	146	164,891
Sr. Sec’d. Notes, 144A
2.875%	12/15/27	EUR	171	193,126
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
Wintershall Dea Finance BV,
Gtd. Notes
0.840%	09/25/25	EUR	300	$354,623
1.823%	09/25/31	EUR	300	368,150
ZF Finance GmbH,
Gtd. Notes, EMTN
2.000%	05/06/27	EUR	100	116,423
3.750%	09/21/28	EUR	200	252,520
				10,629,295
India — 0.0%
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		200	212,379
Ireland — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		224	227,748
4.625%	07/01/22		355	365,722
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	200	258,312
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		296	318,382
Sub. Notes, EMTN
2.875%(ff)	05/30/31	EUR	139	172,840
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		89	94,451
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	05/10/27	EUR	132	152,330
Sub. Notes, EMTN
1.375%(ff)	08/11/31	EUR	204	236,326
CRH Funding BV,
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	523	631,584
				2,457,695
Israel — 0.0%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		68	74,050
Italy — 0.9%
Aeroporti di Roma SpA,
Sr. Unsec’d. Notes, EMTN
1.625%	02/02/29	EUR	160	194,108
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	129	183,833
Enel Finance International NV,
Gtd. Notes, 144A
2.250%	07/12/31		550	542,425
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	565	651,643

A7

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Italy (cont’d.)
Enel SpA,
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27(oo)	EUR	263	$301,257
Eni SpA,
Jr. Sub. Notes, Series NC9
3.375%(ff)	07/13/29(oo)	EUR	281	346,961
Intesa Sanpaolo SpA,
Jr. Sub. Notes
7.750%(ff)	01/11/27(oo)	EUR	200	282,883
Sr. Unsec’d. Notes, EMTN
1.350%	02/24/31	EUR	354	411,027
Sub. Notes, 144A, MTN
5.017%	06/26/24		300	324,273
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		200	215,454
Sr. Unsec’d. Notes, EMTN
1.625%	01/18/29	EUR	250	283,762
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		350	355,343
3.127%(ff)	06/03/32		205	207,099
				4,300,068
Japan — 0.3%
Development Bank of Japan, Inc.,
Unsec’d. Notes, GMTN
0.010%	10/15/24	EUR	364	425,126
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
0.978%	06/09/24	EUR	355	423,878
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
1.979%(ff)	09/08/31		297	286,794
Norinchukin Bank,
Sr. Unsec’d. Notes, 144A
1.284%	09/22/26		300	299,252
				1,435,050
Luxembourg — 0.2%
ArcelorMittal SA,
Sr. Unsec’d. Notes
4.250%	07/16/29(a)		125	137,415
Blackstone Property Partners Europe Holdings Sarl,
Gtd. Notes, EMTN
1.750%	03/12/29	EUR	124	149,130
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	119	137,077
1.250%	04/26/27	EUR	100	118,463
2.000%	02/15/24	EUR	119	143,343
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	124	153,443
3.250%	11/13/28	EUR	130	174,146
				1,013,017
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Malaysia — 0.1%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	$217,106
Mexico — 0.3%
Alpek SAB de CV,
Gtd. Notes, 144A
3.250%	02/25/31		239	241,749
Comision Federal de Electricidad,
Gtd. Notes, 144A
3.348%	02/09/31(a)		358	352,678
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26		241	257,047
Petroleos Mexicanos,
Gtd. Notes
6.840%	01/23/30		121	124,566
7.690%	01/23/50		96	90,812
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26		300	328,381
				1,395,233
Netherlands — 0.4%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27		700	695,019
Cooperatieve Rabobank UA,
Jr. Sub. Notes
4.375%(ff)	06/29/27(oo)	EUR	200	257,479
ING Groep NV,
Jr. Sub. Notes
6.875%(ff)	04/16/22(oo)		217	222,730
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	200	226,989
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	257	303,188
Lincoln Financing Sarl,
Sr. Sec’d. Notes, 144A
3.625%	04/01/24	EUR	101	117,951
LYB Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		6	7,854
				1,831,210
Norway — 0.1%
DNB Bank ASA,
Jr. Sub. Notes
6.500%(ff)	03/26/22(oo)		343	350,779
DNB Boligkreditt A/S,
Covered Bonds, EMTN
0.625%	06/19/25	EUR	138	165,370
				516,149

A8

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Panama — 0.1%
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes, 144A
4.375%	05/31/30		200	$206,246
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		323	330,751
				536,997
Peru — 0.2%
Cia de Minas Buenaventura SAA,
Gtd. Notes, 144A
5.500%	07/23/26		220	217,197
Consorcio Transmantaro SA,
Sr. Unsec’d. Notes
4.700%	04/16/34		400	446,029
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		41	40,012
				703,238
Portugal — 0.1%
EDP Finance BV,
Sr. Unsec’d. Notes, EMTN
0.375%	09/16/26	EUR	248	290,540
Qatar — 0.2%
Ooredoo International Finance Ltd.,
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	204,023
Qatar Petroleum,
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		200	198,559
2.250%	07/12/31		200	197,850
3.300%	07/12/51		200	202,318
				802,750
Russia — 0.1%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, EMTN
7.288%	08/16/37		180	249,351
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		304	298,086
South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31		200	201,022
4.000%	09/11/27		200	220,278
Gold Fields Orogen Holdings BVI Ltd.,
Gtd. Notes, 144A
5.125%	05/15/24		200	215,193
				636,493
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
6.000%(ff)	01/15/26(oo)	EUR	200	$264,144
Jr. Sub. Notes, Series 9
6.500%(ff)	03/05/25(oo)		400	436,038
Banco Santander SA,
Jr. Sub. Notes
4.375%(ff)	01/14/26(oo)	EUR	200	242,095
6.750%(ff)	04/25/22(oo)	EUR	300	357,061
Sr. Unsec’d. Notes, EMTN
1.125%	06/23/27	EUR	200	241,312
Sub. Notes
2.749%	12/03/30		200	198,656
Bankinter SA,
Sub. Notes
1.250%(ff)	12/23/32	EUR	100	115,997
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	121,372
1.125%	08/05/22	EUR	200	234,759
Jr. Sub. Notes
5.875%(ff)	10/09/27(oo)	EUR	200	266,691
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	11/18/26	EUR	500	581,221
1.125%	05/17/24	EUR	100	119,644
Cellnex Finance Co. SA,
Gtd. Notes, 144A
3.875%	07/07/41		200	199,259
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	100	112,932
2.000%	02/15/33	EUR	100	113,222
FCC Aqualia SA,
Sr. Sec’d. Notes
2.629%	06/08/27	EUR	183	235,007
Grifols SA,
Sr. Sec’d. Notes, 144A
1.625%	02/15/25	EUR	203	235,687
Iberdrola International BV,
Gtd. Notes, Series NC6
1.450%(ff)	11/09/26(oo)	EUR	300	350,730
Telefonica Europe BV,
Gtd. Notes
2.376%(ff)	02/12/29(oo)	EUR	200	225,454
				4,651,281
Supranational Bank — 0.2%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26		219	223,865
European Investment Bank,
Sr. Unsec’d. Notes
1.000%	11/14/42	EUR	175	224,154
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	482	619,534
				1,067,553

A9

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Sweden — 0.1%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26	EUR	124	$147,796
Samhallsbyggnadsbolaget i Norden AB,
Jr. Sub. Notes
2.625%(ff)	12/14/25(oo)	EUR	145	167,972
Swedbank AB,
Jr. Sub. Notes
6.000%(ff)	03/17/22(oo)		200	203,700
Verisure Holding AB,
Sr. Sec’d. Notes, 144A
3.250%	02/15/27	EUR	100	116,421
				635,889
Switzerland — 0.5%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30		200	204,613
Credit Suisse Group AG,
Jr. Sub. Notes
7.500%(ff)	07/17/23(oo)		300	320,589
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29		380	414,786
4.194%(ff)	04/01/31		312	348,983
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	248	287,300
1.250%(ff)	07/17/25	EUR	175	208,617
3.250%(ff)	04/02/26	EUR	207	264,251
Helvetia Europe SA,
Gtd. Notes
2.750%(ff)	09/30/41	EUR	119	150,114
UBS Group AG,
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32		230	223,857
				2,423,110
United Arab Emirates — 0.2%
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN
4.848%	09/26/28		400	456,457
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40		300	299,901
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		400	393,430
				1,149,788
United Kingdom — 2.5%
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	60	96,963
Sub. Notes, EMTN
5.125%(ff)	06/04/50	GBP	100	157,832
Barclays PLC,
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	250	291,596
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
2.667%(ff)	03/10/32		250	$250,464
3.684%	01/10/23		265	267,318
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	248	310,976
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28		290	288,088
4.906%	04/02/30		374	428,721
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		18	19,561
BAT Netherlands Finance BV,
Gtd. Notes, EMTN
3.125%	04/07/28	EUR	254	333,075
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	132	152,888
3.250%(ff)	03/22/26(oo)	EUR	140	173,119
3.625%(ff)	03/22/29(oo)	EUR	414	519,411
3.814%	02/10/24		47	50,451
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30		66	101,016
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27(oo)	GBP	238	331,222
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
1.125%	10/08/32	EUR	121	139,486
1.500%	02/11/30	EUR	261	312,294
HSBC Holdings PLC,
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)		265	289,434
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		270	268,024
2.804%(ff)	05/24/32		230	233,140
Imperial Brands Finance Netherlands BV,
Gtd. Notes, EMTN
1.750%	03/18/33	EUR	300	346,968
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	120	140,223
Legal & General Group PLC,
Sub. Notes, EMTN
3.750%(ff)	11/26/49	GBP	106	151,940
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	06/27/24(oo)		285	319,613
M&G PLC,
Sub. Notes, EMTN
6.340%(ff)	12/19/63	GBP	100	173,278
National Grid Gas PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	120,860

A10

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30		200	$222,341
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		247	251,371
NatWest Group PLC,
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo)	GBP	340	491,902
Jr. Sub. Notes, Series U, 3 Month LIBOR + 2.320%
2.452%(c)	09/30/27(a)(oo)		500	497,384
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		305	304,804
3.498%(ff)	05/15/23		224	228,096
3.875%	09/12/23		247	261,981
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26	EUR	200	243,842
Sub. Notes
3.622%(ff)	08/14/30	GBP	115	164,143
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		72	66,526
Pinewood Finance Co. Ltd.,
Sr. Sec’d. Notes, 144A
3.250%	09/30/25	GBP	100	136,482
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		214	214,415
1.532%(ff)	08/21/26		214	213,630
SSE PLC,
Sr. Unsec’d. Notes, EMTN
1.375%	09/04/27	EUR	345	423,032
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
1.639%(c)	01/30/27(oo)		300	291,111
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		319	313,903
TechnipFMC PLC,
Gtd. Notes, 144A
6.500%	02/01/26		130	139,430
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30	GBP	129	180,776
Vodafone Group PLC,
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26	EUR	559	713,519
				11,626,649
United States — 14.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.150%	11/19/21		1,105	1,107,761
2.600%	11/21/24		313	329,015
4.050%	11/21/39		66	75,815
4.250%	11/21/49		104	123,134
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30		189	$283,335
AECOM,
Gtd. Notes
5.125%	03/15/27		125	138,827
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22		39	39,619
Air Lease Corp.,
Sr. Unsec’d. Notes
2.100%	09/01/28		42	40,822
3.250%	03/01/25		9	9,498
3.625%	04/01/27		27	29,025
3.875%	07/03/23		402	423,131
4.625%	10/01/28		35	39,376
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26		34	35,473
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24		40	42,542
4.250%	06/15/26		11	12,018
4.400%	09/25/23		120	127,790
5.000%	04/01/23		8	8,494
Sr. Unsec’d. Notes, 144A
2.850%	01/26/28		127	128,736
5.250%	08/11/25		125	139,476
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23		87	89,000
7.500%	03/15/26		167	180,618
Alleghany Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/30		102	111,931
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	348	462,095
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.875%	05/12/41		133	136,888
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24		29	30,303
American Express Co.,
Jr. Sub. Notes, Series B, 3 Month LIBOR + 3.428%
3.553%(c)	11/15/21(oo)		12	12,019
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
2.375%	07/15/31		24	23,782
American Honda Finance Corp.,
Sr. Unsec’d. Notes
0.750%	11/25/26	GBP	251	329,824
American International Group, Inc.,
Sr. Unsec’d. Notes
4.750%	04/01/48		32	40,886

A11

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	125	$144,744
1.300%	09/15/25		24	24,017
3.800%	08/15/29		112	124,020
4.400%	02/15/26		82	91,618
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		87	91,549
3.250%	06/01/51		53	55,005
3.450%	05/01/50		14	15,030
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40		3	3,058
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		181	197,677
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		134	128,856
3.450%	02/09/45		76	83,977
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	235	274,341
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	115	133,462
Ashland LLC,
Gtd. Notes, 144A
3.375%	09/01/31		160	161,819
AT&T, Inc.,
Jr. Sub. Notes, Series B
2.875%(ff)	03/02/25(oo)	EUR	100	117,190
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	367	455,212
2.250%	02/01/32		226	220,199
3.500%	09/15/53		278	275,265
3.550%	09/15/55		56	55,212
3.650%	09/15/59		103	101,951
3.950%	01/15/25		24	26,203
4.350%	03/01/29		106	121,547
4.350%	06/15/45		47	53,053
4.375%	09/14/29	GBP	160	252,850
4.750%	05/15/46		18	21,501
4.850%	07/15/45		18	21,735
5.200%	11/18/33	GBP	100	174,128
Atkore, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	06/01/31		140	144,968
AutoNation, Inc.,
Sr. Unsec’d. Notes
1.950%	08/01/28		50	49,289
Avantor Funding, Inc.,
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	116	137,397
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		107	$106,666
1.950%	09/20/26		63	62,428
3.500%	11/01/27		23	24,238
4.125%	08/01/25		5	5,385
4.375%	01/30/24		33	35,234
4.875%	10/01/25		14	15,445
5.500%	12/15/24		91	101,987
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		72	73,443
Sr. Unsec’d. Notes, EMTN
1.776%(ff)	05/04/27	EUR	439	544,857
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		195	203,567
3.194%(ff)	07/23/30		238	253,620
3.970%(ff)	03/05/29		174	193,573
4.271%(ff)	07/23/29		349	395,735
Sub. Notes
2.482%(ff)	09/21/36		95	93,045
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26		16	17,088
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29		184	182,033
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	280	321,005
1.213%	02/12/36	EUR	110	125,933
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		209	222,173
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		274	276,175
3.250%	02/01/35		44	44,128
3.375%	06/15/46		40	38,516
3.625%	03/01/48		15	14,651
3.850%	11/01/48		15	15,320
5.150%	05/01/30		156	183,157
5.805%	05/01/50		14	18,713
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		72	71,515
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.100%	03/08/25	EUR	139	161,534
0.500%	03/08/28	EUR	124	144,935
BorgWarner, Inc.,
Sr. Unsec’d. Notes
1.000%	05/19/31	EUR	124	143,278
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		137	142,728

A12

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		26	$26,851
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		58	55,089
3.001%	03/17/52		75	71,789
3.379%	02/08/61		196	195,001
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
2.000%	06/28/28		132	131,283
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49		35	43,427
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		125	139,206
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		187	205,548
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28		207	230,569
Gtd. Notes, 144A
1.950%	02/15/28		147	145,251
2.450%	02/15/31		113	109,654
3.500%	02/15/41		69	68,446
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		593	591,136
3.187%	11/15/36		62	61,820
3.469%	04/15/34		59	61,012
Cable One, Inc.,
Gtd. Notes, 144A
4.000%	11/15/30		100	99,580
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		12	11,578
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31		124	123,979
Carnival Corp.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/23		89	99,363
Carnival PLC,
Gtd. Notes
1.000%	10/28/29	EUR	167	150,403
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		38	39,804
3.577%	04/05/50		56	59,449
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		41	42,254
4.500%	06/01/33		145	147,708
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28		102	102,493
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
2.500%	03/01/31		20	$19,712
2.625%	08/01/31		30	29,814
3.000%	10/15/30		129	132,228
4.625%	12/15/29		52	56,639
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		110	139,674
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)		359	374,257
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		173	170,270
3.900%	06/01/52		139	138,155
4.464%	07/23/22		12	12,304
4.500%	02/01/24		160	173,068
4.800%	03/01/50		187	210,642
4.908%	07/23/25		66	74,190
5.125%	07/01/49		76	89,222
5.375%	05/01/47		49	58,694
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		130	138,294
Chicago Parking Meters LLC,
Sr. Unsec’d. Notes
4.930%	12/30/25^		4,200	4,602,285
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25		189	210,113
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		193	199,357
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24		349	350,264
2.312%(ff)	11/04/22		950	951,474
3.106%(ff)	04/08/26		284	301,531
3.980%(ff)	03/20/30		43	48,342
4.412%(ff)	03/31/31		3	3,463
Sr. Unsec’d. Notes, EMTN
1.500%(ff)	07/24/26	EUR	335	407,957
Sub. Notes
3.500%	05/15/23		39	40,851
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27		86	91,498
Sr. Sec’d. Notes, 144A
4.375%	05/15/26	EUR	294	352,474
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	153	178,756
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		59	55,761
Gtd. Notes, 144A
2.937%	11/01/56		60	56,946

A13

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		395	$406,754
3.910%	10/01/50		76	83,048
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30		319	303,872
2.950%	10/01/50		59	55,261
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41		132	126,885
3.300%	07/01/30		92	98,082
CVS Health Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/30		9	10,001
4.125%	04/01/40		63	72,335
4.780%	03/25/38		63	77,113
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27		125	142,278
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		17	17,380
Sr. Sec’d. Notes
4.900%	10/01/26		53	61,023
5.300%	10/01/29		85	102,787
6.020%	06/15/26		195	232,570
6.200%	07/15/30		32	40,952
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		151	176,372
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		307	384,927
5.850%	12/15/25		65	75,217
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	200	227,067
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	227	287,187
Discover Financial Services,
Jr. Sub. Notes, Series D
6.125%(ff)	06/23/25(oo)		164	184,503
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		451	504,377
4.650%	05/15/50		54	62,688
5.200%	09/20/47		185	228,143
5.300%	05/15/49		80	99,822
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		119	130,099
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		250	283,763
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, Series C
2.250%	08/15/31		100	$99,746
3.375%	04/01/30		92	99,711
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		160	179,908
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51		82	78,600
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23		135	139,465
Enbridge Energy Partners LP,
Gtd. Notes
7.375%	10/15/45		239	379,658
Energy Transfer LP,
Sr. Unsec’d. Notes
5.250%	04/15/29		29	33,973
5.300%	04/01/44		47	54,615
5.500%	06/01/27		66	77,453
6.250%	04/15/49		401	527,741
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		142	152,456
3.300%	02/15/53		20	19,644
3.750%	02/15/25		66	71,573
EQT Corp.,
Sr. Unsec’d. Notes
6.625%	02/01/25		55	63,005
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		81	84,420
Equinix, Inc.,
Sr. Unsec’d. Notes
2.500%	05/15/31		115	115,784
3.400%	02/15/52		34	34,722
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31		211	212,087
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		183	221,169
5.100%	06/15/45		85	111,561
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30		154	159,340
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26		125	142,003
FedEx Corp.,
Gtd. Notes
0.450%	05/04/29	EUR	235	270,581
4.050%	02/15/48		59	66,141
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.625%	12/03/25	EUR	197	233,104
1.000%	12/03/28	EUR	196	233,803

A14

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, Series 30Y
4.750%	05/15/48		48	$60,031
Fifth Third Bancorp,
Jr. Sub. Notes, Series L
4.500%(ff)	09/30/25(oo)		55	59,850
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		154	166,299
3.500%	07/01/29		79	86,035
4.400%	07/01/49		76	90,816
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32		219	216,833
Ford Motor Co.,
Sr. Unsec’d. Notes
8.500%	04/21/23		193	212,147
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22		200	201,463
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	109	134,603
Fox Corp.,
Sr. Unsec’d. Notes
4.709%	01/25/29		258	300,648
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		139	150,004
GE Capital European Funding Unlimited Co.,
Gtd. Notes, EMTN
4.625%	02/22/27	EUR	50	71,086
GE Capital Funding LLC,
Gtd. Notes
4.400%	05/15/30(a)		526	611,047
General Electric Co.,
Sr. Unsec’d. Notes
1.875%	05/28/27	EUR	200	250,875
4.125%	10/09/42		8	9,166
4.250%	05/01/40		65	76,067
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		72	98,784
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		215	232,315
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.500%	06/10/26		352	349,965
2.350%	01/08/31(a)		346	339,106
5.650%	01/17/29		47	56,514
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		47	44,747
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		79	78,201
3.200%	08/15/29		113	119,462
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		116	$111,753
3.210%(ff)	04/22/42		136	140,608
3.375%	03/27/25	EUR	501	647,138
3.850%	01/26/27		235	258,186
4.223%(ff)	05/01/29		157	177,614
Sr. Unsec’d. Notes, EMTN
1.250%	05/01/25	EUR	162	193,688
1.500%	12/07/27	GBP	175	233,214
Sr. Unsec’d. Notes, MTN
2.383%(ff)	07/21/32		341	337,793
GrubHub Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/01/27		82	85,076
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.350%	06/08/25		219	232,240
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		50	54,696
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		224	250,272
Sr. Sec’d. Notes
5.250%	04/15/25		89	100,864
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)		177	196,363
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		106	113,558
4.650%	10/01/24		66	72,892
6.350%	10/15/45		53	71,388
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31		140	139,242
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		64	69,252
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		500	495,541
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28		147	146,602
Intel Corp.,
Sr. Unsec’d. Notes
2.000%	08/12/31		70	69,560
2.800%	08/12/41		25	24,918
3.050%	08/12/51		10	10,006
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		889	893,018
1.850%	09/15/32		24	22,683
3.000%	06/15/50		73	72,032

A15

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		95	$94,227
1.832%	10/15/27		42	41,949
IQVIA, Inc.,
Gtd. Notes, 144A
1.750%	03/15/26	EUR	299	351,146
2.250%	03/15/29	EUR	100	116,414
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		141	147,035
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.599%(c)	01/30/22(oo)		64	64,204
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.465%(c)	01/01/22(oo)		31	31,079
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.926%(c)	11/01/21(oo)		52	52,119
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	300	400,934
2.580%(ff)	04/22/32		65	66,010
3.328%(ff)	04/22/52		39	41,082
3.702%(ff)	05/06/30		245	270,572
4.452%(ff)	12/05/29		142	163,358
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27	EUR	200	240,802
Sub. Notes
2.956%(ff)	05/13/31		136	141,619
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, EMTN
7.500%(cc)	06/17/35	IDR	2,216,000	163,810
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	2,772,000	207,428
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		18	19,432
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27		132	144,016
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		155	158,673
3.900%	08/08/29		195	198,814
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31		248	242,040
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		97	97,988
Liberty Mutual Group, Inc.,
Gtd. Notes
3.625%(ff)	05/23/59	EUR	174	210,544
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.375%	01/15/31		130	139,151
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29		140	$143,865
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29		186	180,302
Manitowoc Co., Inc. (The),
Sec’d. Notes, 144A
9.000%	04/01/26		138	147,723
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		61	83,988
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28		106	120,352
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		113	113,589
3.200%	07/15/51		63	62,643
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		140	139,033
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		195	203,467
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27		129	139,733
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		232	290,839
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	100	117,291
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		625	660,679
Sr. Sec’d. Notes, 144A
0.972%	02/15/24		75	75,035
0.983%	09/01/24		25	24,978
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23		160	164,716
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		53	51,496
3.041%	03/17/62		127	133,674
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
0.250%	09/09/29	EUR	199	226,258
Mondelez International, Inc.,
Sr. Unsec’d. Notes
0.250%	03/17/28	EUR	265	303,951
1.375%	03/17/41	EUR	100	112,198

A16

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.736%(c)	01/15/22(oo)		14	$14,097
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	262	305,294
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30		308	355,371
Sr. Unsec’d. Notes, MTN
2.802%(ff)	01/25/52		44	42,643
3.622%(ff)	04/01/31		388	427,684
Sub. Notes
2.484%(ff)	09/16/36		475	464,610
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		214	214,000
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		59	60,860
4.125%	03/01/27		139	155,113
4.500%	04/15/38		72	80,518
5.500%	02/15/49		29	36,790
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	145	208,438
4.625%	08/01/29		134	143,601
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	09/01/30		135	140,350
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29		135	139,684
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		53	48,803
3.250%	04/28/50		92	92,257
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		65	112,999
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	130	173,926
4.625%	05/15/29	EUR	124	180,262
4.875%	04/15/28		120	138,123
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		138	152,098
4.875%	06/01/25		34	37,533
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28		80	80,224
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		103	103,860
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		284	300,790
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.150%	05/01/40		163	$212,004
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		153	153,576
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26		24	26,648
6.450%	09/15/36		18	22,659
Olympus Water U.S. Holding Corp.,
Sr. Sec’d. Notes, 144A
3.875%	10/01/28	EUR	108	125,291
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24		211	211,005
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27		63	63,043
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48		5	6,092
6.350%	01/15/31		84	107,653
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22		505	510,080
2.875%	03/25/31		145	149,425
3.600%	04/01/50		73	73,078
3.650%	03/25/41		45	46,782
3.950%	03/25/51		263	278,622
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		313	319,325
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		105	141,710
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31		66	62,781
3.000%	06/15/28		113	113,977
3.300%	08/01/40		29	26,762
3.500%	08/01/50		47	42,713
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50		53	55,935
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
Sr. Sec’d. Notes, 144A
3.000%	06/15/29	EUR	236	263,746
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		119	122,388
3.375%	02/01/22		192	192,920
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50		61	60,091
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		29	28,645

A17

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		23	$24,190
3.800%	09/15/30		98	104,470
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series O, 3 Month LIBOR + 3.678%
3.804%(c)	11/01/21(oo)		26	26,021
PRA Health Sciences, Inc.,
Sr. Sec’d. Notes, 144A
2.875%	07/15/26		200	202,635
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		188	186,201
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29		80	80,894
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27		29	33,317
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		106	103,821
3.300%	09/02/40		18	17,991
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		224	254,196
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28		210	209,148
1.950%	07/15/31		45	44,833
2.700%	07/15/41		18	17,936
2.900%	07/15/51		15	15,010
3.050%	07/15/61		35	35,455
Seagate HDD Cayman,
Gtd. Notes, 144A
3.375%	07/15/31		119	116,029
Silgan Holdings, Inc.,
Gtd. Notes
2.250%	06/01/28	EUR	250	291,710
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26		50	50,679
3.875%	09/01/31		52	50,810
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25		209	223,995
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		74	90,730
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28		66	65,395
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		23	24,150
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29	262	$279,479
Square, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	06/01/26	281	285,185
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	89	86,595
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	17	17,888
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	166	183,123
Sysco Corp.,
Gtd. Notes
4.450%	03/15/48	11	13,110
6.600%	04/01/50	61	96,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.875%	01/15/29	125	140,178
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24	211	211,226
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24	74	75,211
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	20	20,568
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	04/15/26	136	138,969
2.875%	02/15/31	82	82,735
3.375%	04/15/29	257	268,328
4.750%	02/01/28	18	19,110
Sr. Sec’d. Notes
2.250%	11/15/31	78	76,392
2.550%	02/15/31	156	156,651
3.300%	02/15/51	299	289,813
3.500%	04/15/25	89	95,810
3.750%	04/15/27	266	293,068
3.875%	04/15/30	145	160,196
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27	207	213,010
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	191	199,734
Travel + Leisure Co.,
Sr. Sec’d. Notes
4.250%	03/01/22	8	8,033
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	136	147,874

A18

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		92	$89,898
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		60	59,754
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/45		17	22,268
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		125	126,546
Upjohn Finance BV,
Gtd. Notes
1.908%	06/23/32	EUR	106	130,268
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		54	72,634
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		158	162,823
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		66	71,319
4.625%	11/01/25		224	251,881
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31		119	121,028
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	187	217,921
2.550%	03/21/31		171	173,480
2.650%	11/20/40		137	129,214
2.850%	09/03/41		65	63,445
3.550%	03/22/51		18	18,952
4.522%	09/15/48		106	129,749
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/25		113	126,818
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		135	137,788
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		15	13,517
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28		50	49,257
2.200%	08/15/31		150	146,842
4.700%	05/15/30		115	135,538
Vornado Realty LP,
Sr. Unsec’d. Notes
3.400%	06/01/31		169	174,924
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53		224	236,121
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		60	$59,446
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	231	289,354
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		125	138,430
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		272	295,560
3.600%	03/15/22		539	543,872
3.750%	06/15/27		78	85,989
4.500%	11/15/23		2	2,143
4.550%	06/24/24		160	174,599
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	481	576,750
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		80	85,475
				68,662,959
Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27(d)		1,800	98,268
6.000%	10/28/22(d)		11,730	410,550
				508,818

Total Corporate Bonds (cost $155,612,444)				152,199,422
Municipal Bonds — 0.3%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31		105	133,018
6.548%	05/15/48		60	92,781
University of California,
Taxable, Revenue Bonds, Series BG
1.316%	05/15/27		175	174,881
1.614%	05/15/30		170	165,866
				566,546
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40		109	178,179
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31		135	175,293

A19

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	35	$50,627
			225,920
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2012-01, Class A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.886%(c)	07/25/39	369	370,174

Total Municipal Bonds (cost $1,290,151)			1,340,819
Residential Mortgage-Backed Securities — 3.6%
Bermuda — 1.1%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	03/25/29	219	218,819
Series 2019-02A, Class M1C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	04/25/29	1,237	1,244,616
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	07/25/29	160	160,499
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.036%(c)	07/25/29	187	187,322
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.586%(c)	10/25/29	181	182,381
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.286%(c)	08/26/30	139	140,498
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.786%(c)	10/25/30	706	740,863
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	06/25/30	103	102,816
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
1.550%(c)	06/25/31	224	224,134
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.050%(c)	09/25/31	181	181,533
Home Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.336%(c)	10/25/30	880	889,068
Radnor Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.036%(c)	02/25/29	704	706,855
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	06/25/29	237	237,370
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Bermuda (cont’d.)
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	10/25/30		101	$100,621
				5,317,395
United Kingdom — 0.1%
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, 3 Month GBP LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.921%(c)	11/15/49	GBP	58	78,516
Precise Mortgage Funding PLC,
Series 2017-01B, Class A, 3 Month GBP LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.817%(c)	03/12/54	GBP	186	250,529
Stratton Mortgage Funding PLC,
Series 2019-01, Class A, 3 Month SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.250%(c)	05/25/51	GBP	167	225,785
				554,830
United States — 2.4%
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35		24	22,406
Series 2007-16CB, Class 1A2, 1 Month LIBOR + 0.400% (Cap 6.000%, Floor 0.400%)
0.486%(c)	08/25/37		55	38,730
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
3.034%(cc)	04/25/37		49	47,077
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.486%(c)	04/25/31		32	32,161
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.386%(c)	08/25/31		71	71,577
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.236%(c)	09/25/31		57	57,601
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.086%(c)	07/25/39		15	14,720
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	09/25/39		23	23,316
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	10/25/39		32	32,677
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.136%(c)	01/25/40		84	83,982
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.086%(c)	01/25/40		130	130,712

A20

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.336%(c)	10/25/23	18	$18,349
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.486%(c)	01/25/24	40	41,939
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	05/25/24	88	88,706
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.086%(c)	11/25/24	47	47,781
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.086%(c)	05/25/25	26	26,410
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.086%(c)	07/25/25	26	27,024
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.086%(c)	07/25/25	32	32,075
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.636%(c)	04/25/28	84	88,096
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
6.836%(c)	08/25/28	52	55,341
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
7.036%(c)	08/25/28	21	22,610
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.086%(c)	09/25/28	82	85,854
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900% (Cap N/A, Floor 0.000%)
5.986%(c)	10/25/28	84	88,145
Series 2017-C02, Class 2M2C, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.736%(c)	09/25/29	46	47,715
Series 2018-C01, Class 1B1, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.636%(c)	07/25/30	25	25,772
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.336%(c)	07/25/30	60	61,147
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.236%(c)	10/25/30	32	32,127
Fannie Mae REMICS,
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
6.584%(c)	07/25/42	64	11,715
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.064%(c)	02/25/46	59	$11,597
Series 2017-91, Class GS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.064%(c)	11/25/47	435	92,775
Series 2018-55, Class SB, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.114%(c)	08/25/48	138	29,772
Series 2020-49, Class IO, IO
4.000%	07/25/50	78	11,707
Series 2020-49, Class KS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.014%(c)	07/25/50	2,412	536,218
Series 2020-60, Class KI, IO
2.000%	09/25/50	410	43,744
Series 2020-62, Class GI, IO
4.000%	06/25/48	1,875	342,023
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.386%(c)	10/25/27	124	126,080
Series 2015-DNA03, Class M3, 1 Month LIBOR + 4.700% (Cap N/A, Floor 4.700%)
4.786%(c)	04/25/28	284	294,220
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
4.886%(c)	05/25/28	330	339,685
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.086%(c)	12/25/28	293	307,609
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 3.800%)
3.886%(c)	03/25/29	352	364,570
Series 2016-HQA01, Class M3, 1 Month LIBOR + 6.350% (Cap N/A, Floor 0.000%)
6.436%(c)	09/25/28	183	192,320
Series 2017-HQA02, Class M2B, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	12/25/29	378	386,607
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50	375	393,986
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.650%(c)	11/25/50	60	60,848
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.786%(c)	01/25/50	278	278,861
Series 2020-DNA02, Class B1, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.586%(c)	02/25/50	73	73,179

A21

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	02/25/50	190	$191,976
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.186%(c)	06/25/50	288	300,879
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	06/25/50	16	15,992
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.086%(c)	08/25/50	224	238,069
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	349	351,883
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.850%(c)	10/25/50	203	216,757
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	12/25/50	1,388	1,405,380
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.236%(c)	09/25/50	85	85,891
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	08/25/33	226	228,787
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.100%(c)	12/25/33	140	141,272
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.136%(c)	07/25/49	22	21,973
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.036%(c)	10/25/49	21	21,212
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.866%(c)	10/15/41	251	50,347
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.466%(c)	06/15/42	74	13,684
Series 4286, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.916%(c)	12/15/43	756	119,568
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.966%(c)	03/15/44	77	13,133
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.516%(c)	05/15/45	62	10,151
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.916%(c)	05/15/46	134	$24,559
Series 4905, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.014%(c)	08/25/49	815	140,568
Series 4980, Class KI, IO
4.500%	06/25/50	362	52,793
Series 4989, Class EI, IO
4.000%	07/25/50	437	65,662
Series 4991, Class IE, IO
5.000%	07/25/50	83	13,610
Series 4998, Class GI, IO
4.000%	08/25/50	561	84,633
Series 5009, Class DI, IO
2.000%	09/25/50	338	39,600
Series 5020, Class IH, IO
3.000%	08/25/50	207	31,577
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.515%(c)	01/16/40	78	13,136
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.963%(c)	08/20/43	138	23,721
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.513%(c)	08/20/44	386	62,090
Series 2015-111, Class IM, IO
4.000%	08/20/45	75	7,488
Series 2015-111, Class IW, IO
4.000%	06/20/45	193	14,794
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.113%(c)	08/20/45	65	11,407
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700% (Cap 5.700%, Floor 0.000%)
5.613%(c)	10/20/45	55	9,156
Series 2016-01, Class ST, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.113%(c)	01/20/46	61	10,619
Series 2016-027, Class IA, IO
4.000%	06/20/45	141	10,802
Series 2016-088, Class S, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.113%(c)	01/20/46	409	72,845
Series 2016-109, Class IH, IO
4.000%	10/20/45	85	8,602
Series 2018-067, Class PS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.113%(c)	05/20/48	58	10,215
Series 2019-004, Class SJ, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.963%(c)	01/20/49	72	11,114

A22

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-006, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.963%(c)	01/20/49	63	$9,972
Series 2019-069, Class S, IO, 1 Month LIBOR x (1) + 3.270% (Cap 3.270%, Floor 0.000%)
3.183%(c)	06/20/49	641	55,038
Series 2019-078, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.963%(c)	06/20/49	103	15,367
Series 2019-078, Class SE, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.013%(c)	06/20/49	83	12,000
Series 2019-151, Class NI, IO
3.500%	10/20/49	246	21,808
Series 2019-153, Class EI, IO
4.000%	12/20/49	139	18,086
Series 2020-021, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.963%(c)	02/20/50	430	62,701
Series 2020-061, Class GI, IO
5.000%	05/20/50	98	11,527
Series 2020-061, Class SF, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
6.353%(c)	07/20/43	176	33,000
Series 2020-061, Class SW, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.963%(c)	08/20/49	243	35,127
Series 2020-079, Class AI, IO
4.000%	06/20/50	76	8,483
Series 2020-151, Class MI, IO
2.500%	10/20/50	132	16,045
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
0.526%(c)	06/25/45	104	98,660
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.246%(c)	03/25/37	34	33,725
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.546%(c)	07/25/46	74	77,822
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.336%(c)	11/25/24	23	22,506
JPMorgan Mortgage Trust,
Series 2021-06, Class A3, 144A
2.500%(cc)	10/25/51	198	200,762
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.626%(c)	12/25/35	98	97,099
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Mill City Mortgage Loan Trust,
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59		74	$76,295
PMT Credit Risk Transfer Trust,
Series 2019-01R, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.087%(c)	03/27/24		65	65,144
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.837%(c)	05/27/23		148	146,569
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
2.787%(c)	10/27/22		65	65,504
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.406%(c)	01/25/37		72	69,271
Series 2007-QA05, Class 2A1
5.870%(cc)	09/25/37		78	66,530
Series 2007-QH08, Class A
1.015%(cc)	10/25/37		62	60,957
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.406%(c)	10/25/35		51	51,117
Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	09/25/48		220	222,869
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.546%(c)	02/25/36		10	10,276
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.763%(c)	09/25/46		76	78,126
				11,129,897

Total Residential Mortgage-Backed Securities (cost $16,948,251)				17,002,122
Sovereign Bonds — 37.9%
Australia — 1.6%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 144
3.750%	04/21/37	AUD	654	588,590
Sr. Unsec’d. Notes, Series 145
2.750%	06/21/35	AUD	1,428	1,156,627
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	2,217	1,804,393
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	743	536,045
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,348	844,268

A23

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Australia (cont’d.)
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	843	$601,195
Sr. Unsec’d. Notes, Series 30CI
2.500%	09/20/30	AUD	1,203	1,381,175
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	661	513,596
				7,425,889
Austria — 0.4%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	02/20/29	EUR	824	1,002,473
0.750%	10/20/26	EUR	214	263,284
0.750%	03/20/51	EUR	79	94,259
0.850%	06/30/2120	EUR	187	193,190
2.100%	09/20/2117	EUR	59	110,028
2.400%	05/23/34	EUR	250	370,018
				2,033,252
Bahrain — 0.1%
Bahrain Government International Bond,
Sr. Unsec’d. Notes, 144A
7.375%	05/14/30		260	288,251
Belgium — 0.6%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 71
3.750%	06/22/45	EUR	326	623,732
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	570	807,850
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	390	488,817
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	187	260,695
Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	139	268,426
Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	198	234,069
				2,683,589
Canada — 3.7%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
1.800%	12/15/24	CAD	350	283,938
1.950%	12/15/25	CAD	2,995	2,439,845
2.250%	12/15/25	CAD	1,625	1,339,500
Canadian Government Bond,
Bonds
0.250%	04/01/24	CAD	858	670,306
0.250%	03/01/26	CAD	922	703,062
0.500%	09/01/25	CAD	1,651	1,280,410
0.500%	12/01/30	CAD	625	452,731
1.500%	06/01/23	CAD	1,258	1,010,295
2.000%	12/01/51	CAD	101	79,993
2.750%	12/01/48	CAD	3	2,764
3.500%	12/01/45	CAD	524	539,969
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Canada (cont’d.)
Canadian When Issued Government Bond,
Bonds
1.000%	09/01/26	CAD	1,840	$1,444,793
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	296	250,743
Unsec’d. Notes
0.625%	04/18/25	EUR	813	970,312
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	119	121,778
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	290,397
Sr. Unsec’d. Notes
2.500%	04/27/26(a)		243	258,669
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	1,511	1,960,767
Unsec’d. Notes
2.600%	06/02/27	CAD	421	351,861
3.450%	06/02/45	CAD	500	444,708
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27		234	252,808
Unsec’d. Notes
2.750%	09/01/27	CAD	420	354,943
3.000%	09/01/23	CAD	2,165	1,787,058
3.500%	12/01/45	CAD	212	191,283
				17,482,933
Chile — 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes
2.550%	07/27/33		200	195,352
3.100%	05/07/41		293	283,396
				478,748
China — 0.3%
China Government Bond,
Bonds, Series INBK
3.390%	03/16/50	CNH	8,040	1,224,164
Colombia — 0.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27		275	285,171
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	2,503,000	619,098
				904,269
Croatia — 0.2%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	350	418,046

A24

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Croatia (cont’d.)
Unsec’d. Notes
1.500%	06/17/31	EUR	344	$417,253
				835,299
Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28	CZK	7,640	358,530
Denmark — 0.1%
Denmark Government Bond,
Bonds
1.750%	11/15/25	DKK	1,954	331,989
4.500%	11/15/39	DKK	944	256,538
				588,527
Dominican Republic — 0.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
6.400%	06/05/49		150	158,856
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
5.000%(cc)	07/31/30		15	12,220
6.606%(s)	07/31/30		4	2,147
				14,367
Egypt — 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31(a)		290	266,275
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	170	200,695
				466,970
Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	109	122,516
0.500%	09/15/28	EUR	232	283,088
0.500%	09/15/29	EUR	2	2,438
0.875%	09/15/25	EUR	180	220,489
				628,531
France — 1.8%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	1,100	1,291,685
French Republic Government Bond OAT,
Bonds
0.000%	03/25/23	EUR	813	951,367
0.000%	02/25/26	EUR	804	950,084
0.000%	11/25/30	EUR	1,213	1,397,965
0.000%	11/25/31	EUR	223	254,339
0.500%	05/25/25	EUR	2,190	2,634,207
3.250%	05/25/45	EUR	433	779,200
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
France (cont’d.)
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	3	$4,026
				8,262,873
Germany — 2.2%
Bundesobligation,
Bonds, Series 180
0.000%	10/18/24	EUR	1,113	1,317,098
Bonds, Series 184
0.000%	10/09/26	EUR	1,214	1,446,278
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	08/15/29	EUR	805	959,344
0.000%	08/15/30	EUR	3,693	4,389,106
0.000%	05/15/36	EUR	218	250,114
2.500%	08/15/46	EUR	2	3,632
Bonds, Series 2007
4.250%	07/04/39	EUR	200	405,891
Bonds, Series G
0.000%	08/15/50	EUR	867	939,878
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	248	354,819
				10,066,160
Hungary — 0.0%
Hungary Government Bond,
Bonds, Series 30/A
3.000%	08/21/30	HUF	32,730	104,942
Bonds, Series 25/B
5.500%	06/24/25	HUF	20,120	71,898
				176,840
Indonesia — 0.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
1.000%	07/28/29	EUR	100	114,966
3.375%	07/30/25	EUR	236	303,441
3.850%	10/15/30		450	503,129
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	6,897,000	519,283
Bonds, Series 065
6.625%	05/15/33	IDR	3,172,000	222,795
				1,663,614
Ireland — 0.4%
Ireland Government Bond,
Sr. Unsec’d. Notes
0.200%	10/18/30	EUR	122	142,949
1.350%	03/18/31	EUR	267	346,531
Unsec’d. Notes
0.000%	10/18/31	EUR	918	1,044,474
0.900%	05/15/28	EUR	162	201,662
1.100%	05/15/29	EUR	218	275,744

A25

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ireland (cont’d.)
1.500%	05/15/50	EUR	48	$64,022
				2,075,382
Israel — 0.1%
Israel Government Bond,
Bonds, Series 0327
2.000%	03/31/27	ILS	999	331,596
Bonds, Series 0825
1.750%	08/31/25	ILS	317	103,362
Israel Government Bond - Fixed,
Bonds, Series 0330
1.000%	03/31/30	ILS	94	28,701
				463,659
Italy — 4.4%
Italy Buoni Poliennali Del Tesoro,
Bonds
0.950%	03/15/23	EUR	2,978	3,518,711
6.000%	05/01/31	EUR	1,266	2,174,626
Bonds, 144A
2.800%	03/01/67	EUR	509	694,343
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	604	704,548
0.000%	08/15/24	EUR	432	503,289
0.000%	04/01/26	EUR	1,818	2,098,470
0.950%	09/15/27	EUR	3,569	4,289,062
Sr. Unsec’d. Notes, 144A
0.050%	01/15/23	EUR	3	3,499
0.250%	03/15/28	EUR	2,126	2,437,984
0.500%	07/15/28	EUR	1,676	1,945,968
0.950%	12/01/31	EUR	726	844,663
1.500%	04/30/45	EUR	404	455,601
1.700%	09/01/51	EUR	64	72,321
3.100%	03/01/40	EUR	479	699,684
3.850%	09/01/49	EUR	26	43,952
				20,486,721
Ivory Coast — 0.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	100	112,960
5.875%	10/17/31	EUR	128	154,850
6.125%	06/15/33		200	211,128
				478,938
Japan — 10.0%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.050%	02/12/27	EUR	301	350,660
Japan Government Five Year Bond,
Bonds, Series 141
0.100%	09/20/24	JPY	5,450	49,284
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	59,550	485,103
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Bonds, Series 14
0.700%	03/20/61	JPY	184,300	$1,630,737
Japan Government Ten Year Bond,
Bonds, Series 325
0.800%	09/20/22	JPY	376,350	3,411,411
Bonds, Series 337
0.300%	12/20/24	JPY	306,700	2,792,282
Bonds, Series 354
0.100%	03/20/29	JPY	654,100	5,934,643
Bonds, Series 358
0.100%	03/20/30	JPY	236,100	2,139,962
Bonds, Series 359
0.100%	06/20/30	JPY	496,550	4,496,702
Bonds, Series 361
0.100%	12/20/30	JPY	41,150	371,944
Bonds, Series 363
0.100%	06/20/31	JPY	237,600	2,142,238
Japan Government Thirty Year Bond,
Bonds, Series 30
2.300%	03/20/39	JPY	194,600	2,323,081
Bonds, Series 38
1.800%	03/20/43	JPY	101,350	1,154,672
Bonds, Series 51
0.300%	06/20/46	JPY	114,100	965,911
Bonds, Series 56
0.800%	09/20/47	JPY	145,100	1,373,130
Bonds, Series 65
0.400%	12/20/49	JPY	31,750	267,632
Bonds, Series 68
0.600%	09/20/50	JPY	205,300	1,817,727
Bonds, Series 71
0.700%	06/20/51	JPY	64,000	579,319
Japan Government Twenty Year Bond,
Bonds, Series 145
1.700%	06/20/33	JPY	33,150	351,627
Bonds, Series 152
1.200%	03/20/35	JPY	300	3,049
Bonds, Series 157
0.200%	06/20/36	JPY	121,800	1,084,983
Bonds, Series 159
0.600%	12/20/36	JPY	48,900	460,567
Bonds, Series 162
0.600%	09/20/37	JPY	150	1,409
Bonds, Series 169
0.300%	06/20/39	JPY	44,750	396,786
Bonds, Series 170
0.300%	09/20/39	JPY	600	5,311
Bonds, Series 171
0.300%	12/20/39	JPY	77,800	687,315
Bonds, Series 176
0.500%	03/20/41	JPY	1,100	9,999
Bonds, Series 177
0.400%	06/20/41	JPY	577,300	5,144,773
Japan Government Two Year Bond,
Bonds, Series 428
0.005%	09/01/23	JPY	602,750	5,429,272

A26

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Japanese Government CPI Linked Bond,
Bonds, Series 23, TIPS
0.100%	03/10/28	JPY	13,966	$129,067
Bonds, Series 24
0.100%	03/10/29	JPY	103,724	960,930
				46,951,526
Malaysia — 0.2%
Malaysia Government Bond,
Bonds, Series 0307
3.502%	05/31/27	MYR	2,599	632,500
Bonds, Series 0310
4.498%	04/15/30	MYR	1,816	467,599
				1,100,099
Mexico — 0.8%
Mexican Bonos,
Bonds, Series M20
7.500%	06/03/27	MXN	10,834	534,640
Bonds, Series M
7.750%	05/29/31	MXN	28,717	1,427,742
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	6,348	318,511
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31		205	197,690
3.250%	04/16/30		200	205,323
4.280%	08/14/41		400	408,375
4.750%	04/27/32		331	373,019
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		100	122,712
				3,588,012
Netherlands — 0.2%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/27	EUR	254	301,462
0.000%	07/15/31	EUR	154	179,757
0.000%	01/15/38	EUR	228	255,078
0.000%	01/15/52	EUR	104	108,192
0.250%	07/15/25	EUR	16	19,139
				863,628
New Zealand — 0.0%
New Zealand Government Bond,
Bonds, Series 0437
2.750%	04/15/37	NZD	179	129,196
Nigeria — 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.143%	02/23/30		200	203,934
7.696%	02/23/38		200	197,868
Sr. Unsec’d. Notes, 144A, MTN
6.125%	09/28/28		288	288,968
				690,770
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Norway — 0.0%
Norway Government Bond,
Bonds, 144A, Series 478
1.500%	02/19/26	NOK	1,526	$175,499
Oman — 0.0%
Oman Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.875%	02/01/25		200	207,813
Panama — 0.2%
Panama Government International Bond,
Sr. Unsec’d. Notes
2.252%	09/29/32		300	282,399
3.160%	01/23/30		200	206,171
6.700%	01/26/36		265	352,749
				841,319
Peru — 0.0%
Peru Government Bond,
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	270	56,368
6.150%	08/12/32	PEN	101	23,378
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31		112	111,217
				190,963
Philippines — 0.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40		200	218,314
Poland — 0.1%
Republic of Poland Government Bond,
Bonds, Series 0726
2.500%	07/25/26	PLN	961	253,954
Bonds, Series 0428
2.750%	04/25/28	PLN	438	117,302
				371,256
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	116	138,667
1.950%	06/15/29	EUR	129	171,883
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	239	292,047
				602,597
Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		465	529,199
Romania — 0.3%
Romanian Government International Bond,
Bonds
3.624%	05/26/30	EUR	21	27,405

A27

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romania (cont’d.)
Bonds, 144A
3.624%	05/26/30	EUR	45	$58,726
Sr. Unsec’d. Notes
3.000%	02/14/31		68	69,441
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		262	261,265
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	8	9,012
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	14	17,793
3.375%	01/28/50	EUR	47	53,653
Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	103	114,008
2.750%	04/14/41	EUR	14	15,065
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	324	368,738
Unsec’d. Notes, EMTN
1.375%	12/02/29	EUR	190	216,235
2.124%	07/16/31	EUR	154	178,024
				1,389,365
Russia — 0.1%
Russian Federal Bond - OFZ,
Bonds, Series 6207
8.150%	02/03/27	RUB	22,349	320,692
Bonds, Series 6212
7.050%	01/19/28	RUB	10,207	139,620
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
4.750%	05/27/26		200	225,263
				685,575
Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33(a)		625	608,335
Senegal — 0.1%
Senegal Government International Bond,
Sr. Unsec’d. Notes
6.250%	05/23/33		275	286,699
Singapore — 0.1%
Singapore Government Bond,
Bonds
2.750%	07/01/23	SGD	339	259,557
3.500%	03/01/27	SGD	513	425,326
				684,883
Slovakia — 0.0%
Slovakia Government Bond,
Sr. Unsec’d. Notes, Series 223
3.375%	11/15/24	EUR	4	5,224
Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	48	83,722
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
South Africa — 0.4%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	19,415	$1,197,852
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.300%	10/12/28		241	242,414
4.850%	09/30/29		233	239,586
				1,679,852
South Korea — 1.9%
Korea Treasury Bond,
Bonds, Series 2612
1.500%	12/10/26	KRW	364,500	300,069
Bonds, Series 2912
1.375%	12/10/29	KRW	745,450	590,073
Bonds, Series 3012
1.500%	12/10/30	KRW	1,997,520	1,584,028
Bonds, Series 4412
2.750%	12/10/44	KRW	246,820	227,595
Bonds, Series 4803
2.625%	03/10/48	KRW	271,390	247,120
Bonds, Series 5003
1.500%	03/10/50	KRW	201,690	144,481
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	6,475,490	5,314,633
Sr. Unsec’d. Notes, Series 2303
0.750%	03/10/23	KRW	458,230	383,739
				8,791,738
Spain — 1.8%
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	754	884,208
0.000%	01/31/26	EUR	544	638,174
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	1,324	1,492,608
0.500%	10/31/31	EUR	889	1,034,239
1.000%	07/30/42	EUR	1,203	1,375,704
1.200%	10/31/40	EUR	427	508,389
1.500%	04/30/27	EUR	1,158	1,466,986
3.450%	07/30/66	EUR	232	412,694
4.200%	01/31/37	EUR	1	1,735
5.850%	01/31/22	EUR	4	4,732
Sr. Unsec’d. Notes, Series 30Y, 144A
2.700%	10/31/48	EUR	286	441,047
				8,260,516
Supranational Bank — 1.3%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
0.875%	04/10/35	EUR	325	404,241
1.450%	09/05/40	EUR	393	532,094
European Union,
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,287	1,519,345
0.000%	07/06/26	EUR	1,483	1,751,291

A28

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Supranational Bank (cont’d.)
0.000%	07/04/35	EUR	599	$667,421
0.200%	06/04/36	EUR	912	1,035,008
0.700%	07/06/51	EUR	168	200,036
				6,109,436
Sweden — 0.1%
Sweden Government Bond,
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	3,460	385,801
Switzerland — 0.3%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	91	127,215
3.250%	06/27/27	CHF	258	335,964
3.500%	04/08/33	CHF	155	235,553
4.000%	04/08/28	CHF	486	672,442
				1,371,174
Thailand — 0.3%
Thailand Government Bond,
Bonds
4.675%	06/29/44	THB	6,607	263,864
Sr. Unsec’d. Notes
1.585%	12/17/35	THB	2,260	61,050
1.875%	06/17/22	THB	13,624	406,485
2.000%	12/17/31	THB	13,600	406,448
3.650%	06/20/31	THB	4,785	163,638
4.875%	06/22/29	THB	2,409	88,224
				1,389,709
Turkey — 0.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes
5.875%	06/26/31		200	187,939
Ukraine — 0.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A
7.253%	03/15/33		200	202,336
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		217	248,511
United Kingdom — 2.1%
United Kingdom Gilt,
Bonds
0.250%	07/31/31	GBP	523	654,782
0.500%	10/22/61	GBP	75	76,734
0.625%	07/31/35	GBP	709	880,635
0.625%	10/22/50	GBP	161	178,179
0.875%	10/22/29	GBP	1,330	1,796,700
1.250%	07/31/51	GBP	461	599,700
1.500%	07/22/47	GBP	564	780,982
1.750%	09/07/37	GBP	1,493	2,144,761
1.750%	07/22/57	GBP	455	688,629
2.500%	07/22/65	GBP	146	278,865
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
United Kingdom (cont’d.)
3.500%	07/22/68	GBP	111	$269,383
4.250%	12/07/40	GBP	61	122,821
4.250%	12/07/46	GBP	608	1,320,523
4.500%	09/07/34	GBP	13	24,567
				9,817,261
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		42	48,565

Total Sovereign Bonds (cost $183,152,780)				177,943,194
U.S. Government Agency Obligations — 10.1%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		123	119,217
2.000%	12/01/35		367	378,546
2.000%	08/01/51		233	234,715
2.500%	06/01/30		37	38,912
2.500%	07/01/30		18	18,938
2.500%	11/01/35		44	45,808
2.500%	05/01/50		389	403,649
2.500%	07/01/50		182	189,962
2.500%	09/01/51		998	1,037,506
2.500%	10/01/51		1,425	1,470,541
3.000%	06/01/30		10	10,868
3.000%	07/01/30		56	59,568
3.000%	07/01/30		64	67,524
3.000%	07/01/35		54	57,862
3.000%	09/01/35		32	33,958
3.000%	01/01/37		22	22,977
3.000%	02/01/37		33	34,892
3.000%	05/01/45		35	38,143
3.000%	08/01/46		98	103,592
3.000%	09/01/46		167	176,253
3.000%	02/01/47		64	68,506
3.000%	12/01/50		807	864,757
3.500%	05/01/30		56	60,129
3.500%	06/01/30		10	11,287
3.500%	10/01/30		10	10,575
3.500%	07/01/35		68	72,794
3.500%	08/01/42		40	43,742
3.500%	01/01/44		41	44,786
3.500%	07/01/45		45	48,671
3.500%	09/01/47		159	168,371
3.500%	11/01/47		296	314,777
3.500%	03/01/48		231	246,363
3.500%	01/01/50		163	178,046
4.000%	01/01/33		76	82,157
4.000%	06/01/40		8	8,678
4.000%	02/01/41		12	13,283
4.000%	02/01/41		23	25,424
4.000%	11/01/41		5	4,988
4.000%	06/01/42		20	22,252
4.000%	09/01/44		40	44,309
4.000%	04/01/45		11	12,584

A29

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	05/01/45	27	$29,876
4.000%	02/01/46	123	133,632
4.000%	05/01/46	37	40,073
4.000%	01/01/47	46	50,782
4.000%	09/01/48	53	56,716
4.500%	12/01/34	10	10,761
4.500%	09/01/40	67	75,013
4.500%	03/01/41	50	55,585
4.500%	07/01/41	15	16,678
4.500%	03/01/44	20	22,281
4.500%	07/01/45	42	46,259
4.500%	12/01/45	37	41,122
4.500%	08/01/48	9	9,581
4.500%	11/01/48	84	91,223
4.500%	05/01/49	81	88,151
4.500%	02/01/50	10	10,324
5.000%	05/01/38	53	60,359
5.000%	12/01/38	38	43,252
5.000%	02/01/42	55	62,445
5.000%	07/01/48	—(r)	70
5.000%	03/01/50	3	3,486
5.500%	08/01/40	10	12,197
5.500%	06/01/41	18	21,011
5.500%	09/01/41	76	88,688
6.000%	11/01/37	6	7,184
Federal National Mortgage Assoc.
1.500%	09/01/36	373	376,995
1.500%	10/01/36	100	101,029
2.000%	TBA(tt)	2,000	2,001,797
2.000%	TBA(tt)	1,963	1,968,291
2.000%	04/01/30	13	13,785
2.000%	07/01/30	19	19,436
2.000%	08/01/30	38	39,729
2.000%	04/01/31	16	16,126
2.000%	09/01/36	149	153,443
2.000%	07/01/50	67	67,528
2.000%	05/01/51	1,187	1,197,160
2.000%	07/01/51	399	400,616
2.000%	09/01/51	2,542	2,551,226
2.000%	10/01/51	525	526,807
2.500%	TBA(tt)	1,661	1,712,996
2.500%	05/01/30	13	13,153
2.500%	05/01/30	26	27,135
2.500%	06/01/30	10	10,210
2.500%	07/01/30	22	23,091
2.500%	07/01/30	25	26,202
2.500%	07/01/30	25	26,420
2.500%	05/01/36	331	345,218
2.500%	04/01/37	194	200,260
2.500%	04/01/43	28	29,218
2.500%	09/01/43	72	74,480
2.500%	04/01/45	12	12,684
2.500%	09/01/46	13	13,721
2.500%	07/01/50	605	633,736
2.500%	10/01/50	309	322,928
2.500%	11/01/50	205	213,387
3.000%	06/01/30	30	32,129
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	07/01/30	13	$13,589
3.000%	07/01/30	21	21,825
3.000%	07/01/30	43	45,643
3.000%	09/01/30	22	23,574
3.000%	11/01/30	11	11,132
3.000%	03/01/31	35	36,519
3.000%	06/01/32	58	62,042
3.000%	07/01/33	36	38,261
3.000%	03/01/35	10	11,055
3.000%	09/01/35	18	19,461
3.000%	09/01/35	51	54,618
3.000%	03/01/36	75	79,856
3.000%	02/01/37	17	18,411
3.000%	05/01/45	138	145,941
3.000%	06/01/45	93	100,466
3.000%	07/01/45	28	29,905
3.000%	08/01/45	88	93,476
3.000%	01/01/46	14	15,087
3.000%	04/01/46	137	144,966
3.000%	10/01/46	34	35,565
3.000%	10/01/46	53	55,779
3.000%	11/01/46	126	133,507
3.000%	12/01/46	51	54,610
3.000%	12/01/46	209	221,477
3.000%	08/01/51	301	316,073
3.500%	09/01/29	43	46,154
3.500%	12/01/29	15	16,105
3.500%	04/01/30	61	65,880
3.500%	05/01/30	12	13,393
3.500%	10/01/30	23	24,454
3.500%	01/01/35	12	13,181
3.500%	08/01/35	23	24,438
3.500%	02/01/36	49	52,875
3.500%	02/01/37	16	16,756
3.500%	02/01/42	35	38,497
3.500%	11/01/42	61	66,237
3.500%	11/01/42	335	364,263
3.500%	01/01/43	64	69,878
3.500%	04/01/43	23	24,998
3.500%	04/01/43	216	235,380
3.500%	06/01/43	93	100,621
3.500%	08/01/47	27	28,555
3.500%	09/01/47	108	114,305
3.500%	09/01/47	149	158,441
3.500%	01/01/48	340	362,913
3.500%	03/01/48	136	144,764
3.500%	03/01/48	215	232,921
3.500%	11/01/48	116	123,366
3.500%	01/01/50	243	264,574
3.500%	09/01/57	218	237,761
3.500%	05/01/58	86	93,424
4.000%	TBA(tt)	1,000	1,071,387
4.000%	04/01/26	16	17,461
4.000%	05/01/27	18	19,347
4.000%	05/01/32	13	14,182
4.000%	04/01/35	22	24,354
4.000%	03/01/41	39	42,375

A30

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	11/01/42	52	$57,195
4.000%	06/01/44	20	22,468
4.000%	03/01/45	14	15,843
4.000%	01/01/46	45	49,215
4.000%	03/01/46	83	90,844
4.000%	06/01/46	49	53,497
4.000%	04/01/47	51	55,854
4.000%	12/01/47	129	138,621
4.000%	02/01/49	171	185,306
4.500%	TBA(tt)	2,000	2,162,970
4.500%	08/01/23	9	9,914
4.500%	04/01/25	16	16,617
4.500%	01/01/34	11	11,730
4.500%	11/01/39	49	54,405
4.500%	03/01/40	11	11,991
4.500%	08/01/40	20	21,915
4.500%	02/01/41	17	19,095
4.500%	06/01/41	49	53,905
4.500%	09/01/41	10	10,844
4.500%	01/01/42	26	29,662
4.500%	01/01/42	39	43,738
4.500%	01/01/43	26	29,301
4.500%	03/01/44	13	14,260
4.500%	06/01/44	10	11,376
4.500%	01/01/45	56	61,837
4.500%	06/01/45	38	42,046
4.500%	07/01/47	10	11,428
4.500%	06/01/48	49	52,831
4.500%	09/01/48	51	56,498
4.500%	09/01/48	159	174,644
4.500%	09/01/48	281	304,465
4.500%	01/01/49	63	68,145
4.500%	02/01/49	61	65,503
4.500%	03/01/49	61	65,801
4.500%	06/01/49	568	613,208
4.500%	07/01/49	67	72,349
4.500%	11/01/49	9	9,664
4.500%	01/01/51	110	122,857
5.000%	07/01/28	5	5,681
5.000%	12/01/35	13	14,362
5.000%	05/01/38	28	32,095
5.000%	08/01/44	25	27,543
5.500%	05/01/37	20	23,577
5.500%	07/01/38	15	17,062
5.500%	05/01/39	18	21,565
5.500%	05/01/40	12	13,450
5.500%	07/01/41	24	27,975
5.500%	09/01/41	18	21,331
6.000%	02/01/36	10	11,683
6.000%	11/01/38	10	12,013
6.000%	09/01/39	24	27,803
6.000%	06/01/40	14	16,103
6.000%	05/01/41	57	67,347
Government National Mortgage Assoc.
2.000%	TBA(tt)	3,000	3,043,242
2.500%	TBA(tt)	1,000	1,032,305
2.500%	01/20/47	22	23,015
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	08/20/51	3,711	$3,831,658
3.000%	TBA(tt)	1,438	1,502,185
3.000%	11/20/43	89	93,837
3.000%	01/15/45	14	15,221
3.000%	01/15/45	58	61,439
3.000%	03/15/45	14	14,817
3.000%	07/15/45	12	12,752
3.000%	01/20/47	131	138,142
3.000%	06/20/47	199	210,748
3.000%	08/20/47	83	86,740
3.000%	05/20/51	116	120,878
3.000%	07/20/51	173	181,272
3.000%	08/20/51	60	62,632
3.500%	07/15/42	41	44,028
3.500%	04/15/45	14	14,872
3.500%	07/20/47	235	248,497
3.500%	08/20/47	109	115,989
3.500%	09/20/47	22	22,903
3.500%	11/20/47	17	18,387
3.500%	12/20/47	16	17,308
3.500%	03/20/48	60	63,470
4.000%	01/15/41	46	51,384
4.000%	03/15/44	26	28,640
4.000%	05/15/45	46	50,387
4.000%	05/20/45	24	26,127
4.000%	07/20/45	188	204,997
4.000%	10/20/45	20	20,993
4.000%	01/20/46	41	44,270
4.000%	02/20/46	14	15,134
4.000%	03/20/46	64	68,647
4.000%	07/20/47	126	134,798
4.000%	12/20/47	45	48,264
4.500%	04/15/40	51	58,081
4.500%	10/15/41	14	15,710
4.500%	07/20/44	57	63,194
4.500%	04/20/45	65	72,404
4.500%	11/20/47	30	32,566
4.500%	12/20/48	979	1,045,703
4.500%	01/20/49	592	633,679
4.500%	02/20/49	72	77,329
4.500%	10/20/49	98	105,053
4.500%	12/20/49	62	66,299
4.500%	04/20/50	41	43,437
5.000%	06/15/38	8	9,552
5.000%	01/15/39	59	68,035
5.000%	06/15/39	14	16,591
5.000%	12/15/39	11	13,080
5.000%	10/20/42	11	12,591
5.000%	03/15/44	47	54,710
5.000%	09/20/48	50	53,870
5.000%	10/20/48	120	129,092
5.000%	11/20/48	114	122,761
5.000%	12/20/48	12	12,813
5.000%	01/20/49	324	347,940
5.000%	03/20/49	167	180,502
5.000%	06/20/49	50	53,588
5.000%	01/20/50	59	63,787

A31

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	03/20/50	25	$27,108
5.500%	03/15/37	16	18,827

Total U.S. Government Agency Obligations (cost $47,011,701)			47,323,385
U.S. Treasury Obligations — 4.4%
U.S. Treasury Bonds
1.125%	08/15/40	3,365	2,896,529
1.750%	08/15/41	769	735,356
1.875%	02/15/51(k)	2,774	2,646,569
2.000%	02/15/50(k)	292	286,936
U.S. Treasury Notes
0.125%	08/31/23	979	976,438
0.375%	01/31/26(k)	851	832,783
0.625%	07/31/26	1,470	1,446,457
0.750%	04/30/26(k)	1,956	1,941,177
1.250%	08/31/24	348	355,558
1.250%	08/15/31(a)	2,780	2,712,672
1.500%	11/30/24	224	230,580
1.625%	02/15/26	33	34,055
1.625%	10/31/26	2,425	2,500,213
2.000%	02/15/25	22	23,014
2.125%	05/31/26	1,487	1,568,320
2.625%	12/31/25	60	64,449
U.S. Treasury Strips Principal
2.404%(s)	11/15/50	2,907	1,570,348

Total U.S. Treasury Obligations (cost $20,826,148)			20,821,454

	Shares
Common Stock — 0.7%
Bermuda
MT LOGAN Re Ltd. Private Placement	3,000	3,115,245
(cost $3,000,000)

Total Long-Term Investments (cost $462,324,363)		453,418,450
Short-Term Investments — 5.2%
Affiliated Mutual Funds — 3.1%
PGIM Core Ultra Short Bond Fund(wa)	8,895,248	8,895,248
PGIM Institutional Money Market Fund (cost $5,507,251; includes $5,507,128 of cash collateral for securities on loan)(b)(wa)	5,510,557	5,507,251

Total Affiliated Mutual Funds (cost $14,402,499)		14,402,499

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.3%
Danaher Corp.
0.160%	10/01/21	1,425	1,424,995
(cost $1,425,000)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(n) — 0.0%
U.S. Treasury Bills
0.030%	10/05/21	150	$149,999
(cost $149,999)

Shares
Unaffiliated Fund — 1.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	8,285,111	8,285,111
(cost $8,285,111)

Options Purchased*~ — 0.0%
(cost $292,379)	115,362

Total Short-Term Investments (cost $24,554,988)	24,377,966

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.9% (cost $486,879,351)	477,796,416

Options Written*~ — (0.0)%
(premiums received $438,371)	(252,891)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.9% (cost $486,440,980)	477,543,525

Liabilities in excess of other assets(z) — (1.9)%	(8,694,234)

Net Assets — 100.0%	$468,849,291

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol

A32

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
ESTRON	Euro Short Term Rate Overnight
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,602,285 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,393,160; cash collateral of $5,507,128 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 14,062,222 is 3.0% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 09/08/23	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.28%	1 Day SONIA(A)	0.28%(A)	GBP	5,310	$2,383
A33

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 09/08/23	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.30%	1 Day SONIA(A)	0.30%(A)	GBP	6,940	$3,392
1-Year Interest Rate Swap, 10/10/23	Call	Citibank, N.A.	10/10/22	0.42%	1 Day SONIA(A)	0.42%(A)	GBP	6,360	5,515
1-Year Interest Rate Swap, 10/10/23	Call	Citibank, N.A.	10/10/22	0.46%	1 Day SONIA(A)	0.46%(A)	GBP	5,810	5,891
1-Year Interest Rate Swap, 11/15/23	Call	Citibank, N.A.	11/15/22	0.52%	1 Day SONIA(A)	0.52%(A)	GBP	6,380	8,384
1-Year Interest Rate Swap, 11/16/23	Call	Morgan Stanley & Co. International PLC	11/16/22	0.54%	1 Day SONIA(A)	0.54%(A)	GBP	5,810	8,437
3-Year Interest Rate Swap, 12/01/24	Call	Morgan Stanley & Co. International PLC	11/29/21	0.51%	3 Month LIBOR(Q)	0.51%(S)		8,360	1,121
3-Year Interest Rate Swap, 01/11/25	Call	Citibank, N.A.	01/07/22	0.61%	3 Month LIBOR(Q)	0.61%(S)		6,520	4,515
3-Year Interest Rate Swap, 02/24/25	Call	Citibank, N.A.	02/22/22	0.47%	3 Month LIBOR(Q)	0.47%(S)		6,400	2,224
3-Year Interest Rate Swap, 04/22/25	Call	Deutsche Bank AG	04/22/22	0.82%	3 Month LIBOR(Q)	0.82%(S)		11,800	39,422
5-Year Interest Rate Swap, 06/23/27	Call	JPMorgan Chase Bank, N.A.	06/21/22	1.05%	3 Month LIBOR(Q)	1.05%(S)		3,640	18,484
5-Year Interest Rate Swap, 11/16/27	Call	JPMorgan Chase Bank, N.A.	11/14/22	0.70%	3 Month LIBOR(Q)	0.70%(S)		2,770	5,747
30-Year Interest Rate Swap, 11/12/51	Call	Morgan Stanley & Co. International PLC	11/09/21	1.37%	3 Month LIBOR(Q)	1.37%(S)		540	455
30-Year Interest Rate Swap, 11/12/51	Call	Morgan Stanley & Co. International PLC	11/09/21	1.37%	3 Month LIBOR(Q)	1.37%(S)		480	405
5-Year Interest Rate Swap, 11/17/26	Put	Citibank, N.A.	11/15/21	1.11%	1.11%(S)	3 Month LIBOR(Q)		1,430	6,171
5-Year Interest Rate Swap, 11/22/26	Put	UBS AG	11/18/21	1.20%	1.20%(S)	3 Month LIBOR(Q)		970	2,816
Total Options Purchased (cost $292,379)									$115,362
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/22/25	Call	Deutsche Bank AG	04/22/22	0.62%	3 Month LIBOR(Q)	0.62%(S)	17,690	$(22,617)
A34

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 01/24/27	Call	JPMorgan Chase Bank, N.A.	01/20/22	0.57%	3 Month LIBOR(Q)	0.57%(S)		6,300	$(1,572)
10-Year Interest Rate Swap, 10/06/31	Call	Deutsche Bank AG	10/04/21	1.33%	3 Month LIBOR(Q)	1.33%(S)		1,310	(3)
10-Year Interest Rate Swap, 10/20/31	Call	Citibank, N.A.	10/18/21	0.08%	6 Month EURIBOR(S)	0.08%(A)	EUR	1,160	(1,109)
10-Year Interest Rate Swap, 10/22/31	Call	Morgan Stanley & Co. International PLC	10/20/21	1.37%	3 Month LIBOR(Q)	1.37%(S)		1,310	(1,258)
10-Year Interest Rate Swap, 10/27/31	Call	Citibank, N.A.	10/25/21	0.09%	6 Month EURIBOR(S)	0.09%(A)	EUR	1,160	(1,936)
10-Year Interest Rate Swap, 10/29/31	Call	Morgan Stanley & Co. International PLC	10/27/21	1.52%	3 Month LIBOR(Q)	1.52%(S)		1,310	(6,680)
10-Year Interest Rate Swap, 11/02/31	Call	UBS AG	10/29/21	0.19%	0.19%(A)	6 Month EURIBOR(S)	EUR	1,160	(7,239)
10-Year Interest Rate Swap, 10/13/31	Call	UBS AG	11/10/21	0.04%	6 Month EURIBOR(S)	0.04%(A)	EUR	1,160	(182)
10-Year Interest Rate Swap, 11/29/31	Call	UBS AG	11/29/21	0.38%	1 Day SONIA(A)	0.38%(A)	GBP	1,890	(506)
10-Year Interest Rate Swap, 10/14/31	Call	Morgan Stanley & Co. International PLC	12/10/21	1.33%	3 Month LIBOR(Q)	1.33%(S)		1,310	(254)
10-Year Interest Rate Swap, 01/11/32	Call	Citibank, N.A.	01/07/22	1.12%	3 Month LIBOR(Q)	1.12%(S)		2,120	(4,314)
10-Year Interest Rate Swap, 02/24/32	Call	Citibank, N.A.	02/22/22	0.85%	3 Month LIBOR(Q)	0.85%(S)		2,020	(2,362)
10-Year Interest Rate Swap, 06/23/32	Call	JPMorgan Chase Bank, N.A.	06/21/22	1.38%	3 Month LIBOR(Q)	1.38%(S)		1,930	(21,400)
10-Year Interest Rate Swap, 09/08/32	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.36%	1 Day SONIA(A)	0.36%(A)	GBP	550	(3,727)
A35

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 09/08/32	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.40%	1 Day SONIA(A)	0.40%(A)	GBP	720	$(5,422)
10-Year Interest Rate Swap, 10/10/32	Call	Citibank, N.A.	10/10/22	0.38%	1 Day SONIA(A)	0.38%(A)	GBP	650	(5,100)
10-Year Interest Rate Swap, 10/10/32	Call	Citibank, N.A.	10/10/22	0.42%	1 Day SONIA(A)	0.42%(A)	GBP	600	(5,307)
10-Year Interest Rate Swap, 11/15/32	Call	Citibank, N.A.	11/15/22	0.55%	1 Day SONIA(A)	0.55%(A)	GBP	660	(8,759)
10-Year Interest Rate Swap, 11/16/32	Call	Morgan Stanley & Co. International PLC	11/16/22	0.60%	1 Day SONIA(A)	0.60%(A)	GBP	600	(8,914)
30-Year Interest Rate Swap, 11/09/51	Call	Citibank, N.A.	11/09/21	0.35%	1 Day SONIA(A)	0.35%(A)	GBP	370	(32)
30-Year Interest Rate Swap, 11/09/51	Call	JPMorgan Chase Bank, N.A.	11/09/21	0.35%	1 Day SONIA(A)	0.35%(A)	GBP	410	(36)
30-Year Interest Rate Swap, 11/16/52	Call	JPMorgan Chase Bank, N.A.	11/14/22	1.06%	3 Month LIBOR(Q)	1.06%(S)		620	(8,042)
5-Year Interest Rate Swap, 11/17/26	Put	UBS AG	11/15/21	(0.15)%	(0.15)%(A)	6 Month EURIBOR(S)	EUR	2,050	(3,446)
5-Year Interest Rate Swap, 11/22/26	Put	Morgan Stanley & Co. International PLC	11/18/21	(0.08)%	(0.08)%(A)	6 Month EURIBOR(S)	EUR	1,390	(1,608)
10-Year Interest Rate Swap, 10/06/31	Put	Deutsche Bank AG	10/04/21	1.33%	1.33%(S)	3 Month LIBOR(Q)		1,310	(27,804)
10-Year Interest Rate Swap, 10/20/31	Put	Citibank, N.A.	10/18/21	0.08%	0.08%(A)	6 Month EURIBOR(S)	EUR	1,160	(11,654)
10-Year Interest Rate Swap, 10/22/31	Put	Morgan Stanley & Co. International PLC	10/20/21	1.37%	1.37%(S)	3 Month LIBOR(Q)		1,310	(22,678)
10-Year Interest Rate Swap, 10/27/31	Put	Citibank, N.A.	10/25/21	0.09%	0.09%(A)	6 Month EURIBOR(S)	EUR	1,160	(11,455)
A36

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 10/29/31	Put	Morgan Stanley & Co. International PLC	10/27/21	1.52%	1.52%(S)	3 Month LIBOR(Q)		1,310	$(11,736)
10-Year Interest Rate Swap, 11/02/31	Put	UBS AG	10/29/21	0.18%	6 Month EURIBOR(S)	0.19%(A)	EUR	1,160	(5,038)
10-Year Interest Rate Swap, 10/13/31	Put	UBS AG	11/10/21	0.04%	0.04%(A)	6 Month EURIBOR(S)	EUR	1,160	(14,985)
10-Year Interest Rate Swap, 10/14/31	Put	Morgan Stanley & Co. International PLC	12/10/21	1.33%	1.33%(S)	3 Month LIBOR(Q)		1,310	(25,716)
Total Options Written (premiums received $438,371)									$(252,891)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
191	2 Year U.S. Treasury Notes	Dec. 2021	$42,030,445	$(27,723)
53	5 Year U.S. Treasury Notes	Dec. 2021	6,505,336	(29,036)
12	10 Year Australian Treasury Bonds	Dec. 2021	1,227,331	(23,325)
26	10 Year Canadian Government Bonds	Dec. 2021	2,938,497	(69,920)
43	10 Year Euro-Bund	Dec. 2021	8,458,573	(109,143)
3	10 Year Japanese Bonds	Dec. 2021	4,080,237	(12,680)
29	10 Year Mini Japanese Government Bonds	Dec. 2021	3,947,617	(9,735)
20	10 Year U.K. Gilt	Dec. 2021	3,372,542	(106,613)
42	10 Year U.S. Treasury Notes	Dec. 2021	5,527,594	(2,880)
37	20 Year U.S. Treasury Bonds	Dec. 2021	5,891,093	(131,199)
4	30 Year Euro Buxl	Dec. 2021	942,156	(3,180)
67	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	12,801,187	(459,182)
27	Euro Schatz Index	Dec. 2021	3,509,262	(1,868)
19	Euro-BTP Italian Government Bond	Dec. 2021	3,344,214	(36,575)
23	Euro-OAT	Dec. 2021	4,421,248	(77,704)
				(1,100,763)
Short Positions:
153	5 Year Euro-Bobl	Dec. 2021	23,913,314	79,996
7	5 Year Government of Canada Bond	Dec. 2021	688,505	7,574
10	5 Year U.S. Treasury Notes	Dec. 2021	1,227,422	(22)
13	10 Year Australian Treasury Bonds	Dec. 2021	1,329,609	21,705
5	10 Year Canadian Government Bonds	Dec. 2021	565,095	10,413
55	10 Year Euro-Bund	Dec. 2021	10,819,105	79,274
39	10 Year U.K. Gilt	Dec. 2021	6,576,457	(464)
268	10 Year U.S. Treasury Notes	Dec. 2021	35,271,314	(12,797)
66	10 Year U.S. Ultra Treasury Notes	Dec. 2021	9,586,500	168,156
95	Euro Currency	Dec. 2021	13,775,000	325,435
2	Euro-BTP Italian Government Bond	Dec. 2021	352,023	5,511
A37

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
15	Euro-OAT	Dec. 2021	$2,883,423	$32,071
				716,852
				$(383,911)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Bank of America, N.A.	AUD	255	$187,695	$184,356	$—	$(3,339)
Expiring 10/06/21	Citibank, N.A.	AUD	1,973	1,461,225	1,426,416	—	(34,809)
Expiring 10/06/21	Citibank, N.A.	AUD	180	130,461	130,134	—	(327)
Expiring 10/06/21	Citibank, N.A.	AUD	162	117,240	117,121	—	(119)
Expiring 10/06/21	Citibank, N.A.	AUD	106	77,260	76,635	—	(625)
Expiring 10/06/21	Deutsche Bank AG	AUD	255	188,046	184,357	—	(3,689)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	260	191,811	187,972	—	(3,839)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	260	189,472	187,972	—	(1,500)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	88	64,057	63,621	—	(436)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	84	61,312	60,730	—	(582)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	61	44,174	44,102	—	(72)
Expiring 11/04/21	Citibank, N.A.	AUD	125	89,982	90,382	400	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	734	531,695	530,724	—	(971)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	316	227,167	228,486	1,319	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	315	227,576	227,763	187	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	245	177,077	177,149	72	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	AUD	236	169,973	170,641	668	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	AUD	1,613	1,192,332	1,166,204	—	(26,128)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	AUD	836	616,594	604,849	—	(11,745)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	AUD	801	583,741	579,241	—	(4,500)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	AUD	376	270,838	271,906	1,068	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	AUD	319	232,416	230,940	—	(1,476)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	AUD	182	132,521	131,916	—	(605)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	AUD	92	67,855	66,252	—	(1,603)
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	2,920	554,146	535,776	—	(18,370)
Expiring 10/04/21	Citibank, N.A.	BRL	675	128,234	123,852	—	(4,382)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	449	84,917	82,439	—	(2,478)
Expiring 10/04/21	Morgan Stanley & Co. International PLC	BRL	7,501	1,407,037	1,376,231	—	(30,806)
Expiring 10/04/21	Standard Chartered Bank	BRL	7,522	1,382,802	1,380,103	—	(2,699)
Expiring 11/03/21	Citibank, N.A.	BRL	7,751	1,424,908	1,415,904	—	(9,004)
Expiring 11/03/21	Citibank, N.A.	BRL	1,535	284,012	280,386	—	(3,626)
British Pound,
Expiring 10/06/21	Bank of America, N.A.	GBP	104	143,409	140,131	—	(3,278)
Expiring 10/06/21	Citibank, N.A.	GBP	138	188,328	185,942	—	(2,386)
Expiring 10/06/21	Citibank, N.A.	GBP	69	93,457	92,971	—	(486)
Expiring 10/06/21	Deutsche Bank AG	GBP	322	443,762	433,865	—	(9,897)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	171	233,893	230,406	—	(3,487)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	88	121,843	118,572	—	(3,271)
Expiring 11/04/21	Deutsche Bank AG	GBP	178	240,021	239,846	—	(175)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	GBP	194	260,350	261,406	1,056	—
Expiring 11/10/21	Goldman Sachs International	GBP	939	1,289,240	1,264,797	—	(24,443)
Expiring 11/10/21	The Bank of New York Mellon Corp.	GBP	160	219,830	215,841	—	(3,989)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	523	715,542	704,637	—	(10,905)
A38

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	432	$592,702	$582,577	$—	$(10,125)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	212	287,173	285,626	—	(1,547)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	210	284,491	283,326	—	(1,165)
Canadian Dollar,
Expiring 10/06/21	Bank of America, N.A.	CAD	415	328,329	327,644	—	(685)
Expiring 10/06/21	Citibank, N.A.	CAD	240	190,124	189,481	—	(643)
Expiring 10/06/21	Citibank, N.A.	CAD	240	189,789	189,481	—	(308)
Expiring 10/06/21	Citibank, N.A.	CAD	240	190,619	189,482	—	(1,137)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	243	189,852	191,850	1,998	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	1,587	1,259,861	1,253,099	—	(6,762)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	146	114,414	114,965	551	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	121	95,272	95,176	—	(96)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	109	86,098	86,006	—	(92)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	107	84,942	84,715	—	(227)
Chilean Peso,
Expiring 10/06/21	Bank of America, N.A.	CLP	201,400	257,446	248,264	—	(9,182)
Expiring 10/06/21	Citibank, N.A.	CLP	296,899	366,587	365,985	—	(602)
Expiring 10/06/21	Citibank, N.A.	CLP	82,300	107,022	101,450	—	(5,572)
Expiring 11/04/21	Bank of America, N.A.	CLP	78,700	97,715	96,730	—	(985)
Expiring 11/12/21	JPMorgan Chase Bank, N.A.	CLP	68,416	86,064	84,033	—	(2,031)
Expiring 11/12/21	JPMorgan Chase Bank, N.A.	CLP	67,322	85,924	82,688	—	(3,236)
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	1,889	292,370	292,774	404	—
Expiring 10/08/21	Citibank, N.A.	CNH	5,095	787,772	789,666	1,894	—
Expiring 10/08/21	Citibank, N.A.	CNH	968	149,566	150,029	463	—
Expiring 10/08/21	Citibank, N.A.	CNH	737	113,946	114,226	280	—
Expiring 10/08/21	Deutsche Bank AG	CNH	2,082	321,616	322,685	1,069	—
Expiring 11/04/21	Bank of America, N.A.	CNH	5,984	924,170	925,446	1,276	—
Expiring 12/09/21	HSBC Bank USA, N.A.	CNH	22,152	3,418,173	3,416,413	—	(1,760)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CNH	2,788	429,020	429,759	739	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CNH	2,233	343,117	344,200	1,083	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CNH	1,117	172,111	172,133	22	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CNH	1,113	170,923	171,566	643	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CNH	558	86,069	86,071	2	—
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	1,061,523	276,373	278,659	2,286	—
Expiring 10/06/21	Citibank, N.A.	COP	382,500	99,752	100,409	657	—
Expiring 10/06/21	Citibank, N.A.	COP	95,680	24,911	25,116	205	—
Czech Koruna,
Expiring 10/06/21	Citibank, N.A.	CZK	10,560	490,072	482,601	—	(7,471)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CZK	2,880	131,315	131,490	175	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CZK	7,277	338,331	331,826	—	(6,505)
Euro,
Expiring 10/06/21	Bank of America, N.A.	EUR	162	191,387	187,676	—	(3,711)
Expiring 10/06/21	Bank of America, N.A.	EUR	161	190,836	186,518	—	(4,318)
Expiring 10/06/21	Bank of America, N.A.	EUR	101	119,735	117,007	—	(2,728)
Expiring 10/06/21	Citibank, N.A.	EUR	776	918,003	898,992	—	(19,011)
Expiring 10/06/21	Citibank, N.A.	EUR	18	21,024	20,853	—	(171)
Expiring 10/06/21	Deutsche Bank AG	EUR	451	528,541	522,480	—	(6,061)
Expiring 10/06/21	Deutsche Bank AG	EUR	97	115,060	112,374	—	(2,686)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	500	591,527	579,247	—	(12,280)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	248	292,923	287,307	—	(5,616)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	198	235,133	229,382	—	(5,751)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	194	230,074	224,748	—	(5,326)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	161	189,448	186,517	—	(2,931)
A39

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	96	$113,392	$111,215	$—	$(2,177)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	81	95,710	93,838	—	(1,872)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	80	94,587	92,680	—	(1,907)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	80	94,602	92,680	—	(1,922)
Expiring 11/04/21	Deutsche Bank AG	EUR	417	483,572	483,352	—	(220)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	EUR	100	115,910	115,911	1	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	7,813	9,285,675	9,056,345	—	(229,330)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	2,260	2,675,871	2,620,165	—	(55,706)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	1,243	1,477,542	1,441,423	—	(36,119)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	637	758,389	738,185	—	(20,204)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	616	727,022	714,581	—	(12,441)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	573	677,027	664,274	—	(12,753)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	459	544,806	532,553	—	(12,253)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	343	403,494	397,663	—	(5,831)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	321	380,399	372,270	—	(8,129)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	285	332,127	330,501	—	(1,626)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	162	192,222	187,979	—	(4,243)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	133	157,787	154,668	—	(3,119)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	124	144,927	143,202	—	(1,725)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	105	123,177	122,071	—	(1,106)
Expiring 11/24/21	JPMorgan Chase Bank, N.A.	EUR	442	518,877	512,954	—	(5,923)
Expiring 11/24/21	JPMorgan Chase Bank, N.A.	EUR	134	157,256	155,425	—	(1,831)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	1,811	2,149,095	2,101,014	—	(48,081)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	214	253,107	248,266	—	(4,841)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	203	241,472	235,603	—	(5,869)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	144	171,230	166,970	—	(4,260)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	143	169,019	165,481	—	(3,538)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	75	87,775	86,647	—	(1,128)
Hungarian Forint,
Expiring 10/06/21	Bank of America, N.A.	HUF	43,000	142,060	138,559	—	(3,501)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	HUF	62,800	214,408	202,360	—	(12,048)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	HUF	27,981	94,255	89,946	—	(4,309)
Indian Rupee,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	INR	66,754	911,566	898,305	—	(13,261)
Expiring 10/08/21	Barclays Bank PLC	INR	105,058	1,427,830	1,413,331	—	(14,499)
Expiring 10/08/21	Citibank, N.A.	INR	123,503	1,638,380	1,661,460	23,080	—
Expiring 11/03/21	Citibank, N.A.	INR	49,564	665,834	664,762	—	(1,072)
Expiring 12/07/21	JPMorgan Chase Bank, N.A.	INR	38,051	515,400	508,647	—	(6,753)
Expiring 12/07/21	JPMorgan Chase Bank, N.A.	INR	6,398	86,100	85,524	—	(576)
Expiring 12/07/21	JPMorgan Chase Bank, N.A.	INR	6,374	86,080	85,208	—	(872)
Expiring 12/07/21	JPMorgan Chase Bank, N.A.	INR	6,361	85,882	85,030	—	(852)
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	10,895,897	762,431	760,450	—	(1,981)
Expiring 10/06/21	Deutsche Bank AG	IDR	1,749,000	122,582	122,067	—	(515)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	2,591,000	181,646	180,832	—	(814)
Expiring 11/04/21	Citibank, N.A.	IDR	2,438,000	170,055	169,574	—	(481)
Expiring 11/16/21	JPMorgan Chase Bank, N.A.	IDR	2,411,573	165,619	167,502	1,883	—
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	205	63,995	63,589	—	(406)
Expiring 10/06/21	Bank of America, N.A.	ILS	205	64,070	63,588	—	(482)
Expiring 10/06/21	Citibank, N.A.	ILS	171	53,350	53,042	—	(308)
Expiring 10/06/21	Citibank, N.A.	ILS	171	53,347	53,042	—	(305)
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	20,900	187,575	187,797	222	—
Expiring 10/06/21	Citibank, N.A.	JPY	20,900	188,595	187,797	—	(798)
A40

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	15,700	$143,008	$141,072	$—	$(1,936)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	JPY	10,400	94,900	93,449	—	(1,451)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	JPY	16,000	143,434	143,795	361	—
Expiring 11/17/21	Citibank, N.A.	JPY	166,139	1,514,336	1,493,275	—	(21,061)
Expiring 11/17/21	Citibank, N.A.	JPY	163,282	1,473,409	1,467,597	—	(5,812)
Expiring 11/17/21	JPMorgan Chase Bank, N.A.	JPY	80,201	729,904	720,851	—	(9,053)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	124,495	1,138,969	1,119,409	—	(19,560)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	37,654	342,952	338,572	—	(4,380)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	37,650	343,040	338,537	—	(4,503)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	36,921	336,977	331,981	—	(4,996)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	18,538	169,253	166,689	—	(2,564)
Mexican Peso,
Expiring 10/06/21	Bank of America, N.A.	MXN	2,270	113,719	109,845	—	(3,874)
Expiring 10/06/21	Citibank, N.A.	MXN	9,420	463,336	455,832	—	(7,504)
Expiring 10/06/21	Citibank, N.A.	MXN	3,800	186,978	183,881	—	(3,097)
Expiring 10/06/21	Citibank, N.A.	MXN	2,512	125,395	121,555	—	(3,840)
Expiring 10/06/21	Citibank, N.A.	MXN	2,290	114,230	110,813	—	(3,417)
Expiring 10/06/21	Citibank, N.A.	MXN	2,130	106,548	103,071	—	(3,477)
Expiring 10/06/21	Deutsche Bank AG	MXN	4,720	232,373	228,400	—	(3,973)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	MXN	9,420	464,074	455,833	—	(8,241)
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	7,760	281,414	278,964	—	(2,450)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	4,065	147,171	146,133	—	(1,038)
Expiring 10/12/21	JPMorgan Chase Bank, N.A.	TWD	13,588	490,887	488,731	—	(2,156)
Expiring 10/18/21	JPMorgan Chase Bank, N.A.	TWD	4,752	171,941	170,952	—	(989)
Expiring 10/21/21	Standard Chartered Bank	TWD	39,912	1,439,401	1,436,177	—	(3,224)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	TWD	133	4,788	4,789	1	—
New Zealand Dollar,
Expiring 10/06/21	Bank of America, N.A.	NZD	913	648,940	630,269	—	(18,671)
Expiring 10/15/21	BNP Paribas S.A.	NZD	2,075	1,443,765	1,432,691	—	(11,074)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NZD	145	99,964	100,079	115	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	5,807	4,121,422	4,006,395	—	(115,027)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	396	280,885	273,068	—	(7,817)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	100	70,879	68,698	—	(2,181)
Norwegian Krone,
Expiring 10/06/21	Bank of America, N.A.	NOK	1,850	212,264	211,618	—	(646)
Expiring 10/13/21	Deutsche Bank AG	NOK	14,428	1,652,930	1,650,324	—	(2,606)
Expiring 11/01/21	JPMorgan Chase Bank, N.A.	NOK	3,247	367,420	371,352	3,932	—
Expiring 11/04/21	Citibank, N.A.	NOK	1,640	187,288	187,555	267	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NOK	7,497	863,321	857,081	—	(6,240)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NOK	765	88,580	87,483	—	(1,097)
Peruvian Nuevo Sol,
Expiring 10/06/21	Bank of America, N.A.	PEN	1,145	280,239	276,895	—	(3,344)
Expiring 10/06/21	Citibank, N.A.	PEN	483	118,310	116,804	—	(1,506)
Expiring 10/06/21	Citibank, N.A.	PEN	262	63,401	63,359	—	(42)
Expiring 10/06/21	Citibank, N.A.	PEN	192	46,962	46,432	—	(530)
Expiring 11/04/21	Citibank, N.A.	PEN	528	127,706	127,594	—	(112)
Philippine Peso,
Expiring 10/06/21	Citibank, N.A.	PHP	880	17,241	17,208	—	(33)
Polish Zloty,
Expiring 10/06/21	Deutsche Bank AG	PLN	520	135,195	130,743	—	(4,452)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PLN	997	260,990	250,662	—	(10,328)
Russian Ruble,
Expiring 10/06/21	Citibank, N.A.	RUB	40,867	554,881	560,821	5,940	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	24,291	332,739	333,348	609	—
A41

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	7,330	$99,816	$100,590	$774	$—
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	RUB	36,817	501,805	503,266	1,461	—
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	RUB	36,829	492,362	502,324	9,962	—
Expiring 11/17/21	JPMorgan Chase Bank, N.A.	RUB	12,521	170,083	170,720	637	—
Expiring 11/17/21	JPMorgan Chase Bank, N.A.	RUB	6,306	85,878	85,985	107	—
Expiring 11/17/21	JPMorgan Chase Bank, N.A.	RUB	6,230	85,099	84,950	—	(149)
Singapore Dollar,
Expiring 10/06/21	Bank of America, N.A.	SGD	226	168,235	166,444	—	(1,791)
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	3,350	222,594	222,267	—	(327)
Expiring 10/06/21	Bank of America, N.A.	ZAR	1,610	108,721	106,821	—	(1,900)
Expiring 10/06/21	Citibank, N.A.	ZAR	6,710	453,755	445,197	—	(8,558)
Expiring 10/06/21	Citibank, N.A.	ZAR	3,350	223,545	222,267	—	(1,278)
Expiring 10/06/21	Citibank, N.A.	ZAR	3,350	220,729	222,267	1,538	—
Expiring 10/06/21	Citibank, N.A.	ZAR	1,070	71,951	70,993	—	(958)
Expiring 10/06/21	Deutsche Bank AG	ZAR	3,350	221,517	222,267	750	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	3,350	223,703	222,267	—	(1,436)
Expiring 10/06/21	Deutsche Bank AG	ZAR	3,350	222,159	222,267	108	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	3,350	225,044	222,268	—	(2,776)
Expiring 10/06/21	Deutsche Bank AG	ZAR	3,350	221,516	222,266	750	—
Expiring 10/06/21	Deutsche Bank AG	ZAR	1,550	105,834	102,840	—	(2,994)
Expiring 11/24/21	Morgan Stanley & Co. International PLC	ZAR	22,955	1,523,589	1,512,741	—	(10,848)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,291	85,959	84,826	—	(1,133)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,284	84,107	84,341	234	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,253	84,917	82,314	—	(2,603)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,235	86,100	81,130	—	(4,970)
South Korean Won,
Expiring 10/06/21	Bank of America, N.A.	KRW	3,161,099	2,704,568	2,669,016	—	(35,552)
Expiring 10/06/21	Citibank, N.A.	KRW	4,841,515	4,081,499	4,087,844	6,345	—
Expiring 10/06/21	Citibank, N.A.	KRW	162,220	136,755	136,968	213	—
Expiring 10/06/21	Citibank, N.A.	KRW	63,850	55,110	53,911	—	(1,199)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	KRW	202,005	170,966	170,440	—	(526)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	KRW	199,423	169,809	168,262	—	(1,547)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	KRW	101,045	86,067	85,256	—	(811)
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	1,110	127,572	126,800	—	(772)
Expiring 10/06/21	Citibank, N.A.	SEK	1,630	189,749	186,202	—	(3,547)
Expiring 10/06/21	Citibank, N.A.	SEK	1,630	189,112	186,202	—	(2,910)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	2,894	336,176	330,593	—	(5,583)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	1,630	190,143	186,202	—	(3,941)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	1,160	135,659	132,512	—	(3,147)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SEK	1,537	177,604	175,726	—	(1,878)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SEK	1,101	125,311	125,865	554	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SEK	802	93,781	91,646	—	(2,135)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SEK	749	86,269	85,605	—	(664)
Swiss Franc,
Expiring 10/06/21	Bank of America, N.A.	CHF	175	191,537	187,809	—	(3,728)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	350	374,236	375,618	1,382	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	175	190,733	187,809	—	(2,924)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	85	92,164	91,222	—	(942)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CHF	72	77,881	77,303	—	(578)
Thai Baht,
Expiring 10/06/21	Citibank, N.A.	THB	5,580	173,346	164,909	—	(8,437)
Expiring 10/06/21	Citibank, N.A.	THB	3,220	99,863	95,162	—	(4,701)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	2,153	65,267	63,594	—	(1,673)
A42

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 10/06/21	Deutsche Bank AG	TRY	2,000	$229,674	$224,222	$—	$(5,452)
Expiring 10/06/21	Deutsche Bank AG	TRY	1,080	125,423	121,080	—	(4,343)
Expiring 12/14/21	JPMorgan Chase Bank, N.A.	TRY	3,036	343,000	328,199	—	(14,801)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TRY	458	50,902	49,535	—	(1,367)
				$103,850,055	$102,553,862	79,743	(1,375,936)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/06/21	Citibank, N.A.	AUD	5,821	$4,311,094	$4,208,397	$102,697	$—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	470	340,830	339,795	1,035	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	AUD	260	186,642	187,972	—	(1,330)
Expiring 11/09/21	Bank of America, N.A.	AUD	3,712	2,690,723	2,684,251	6,472	—
Expiring 11/09/21	Citibank, N.A.	AUD	1,395	1,005,245	1,008,621	—	(3,376)
Expiring 11/09/21	Deutsche Bank AG	AUD	958	703,045	692,573	10,472	—
Expiring 11/09/21	The Bank of New York Mellon Corp.	AUD	501	362,312	361,962	350	—
Expiring 11/09/21	The Bank of New York Mellon Corp.	AUD	499	363,063	360,887	2,176	—
Expiring 11/12/21	JPMorgan Chase Bank, N.A.	AUD	355	257,379	256,763	616	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	AUD	228	167,101	164,542	2,559	—
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	1,535	285,316	281,650	3,666	—
Expiring 10/04/21	Citibank, N.A.	BRL	890	169,588	163,301	6,287	—
Expiring 10/04/21	Citibank, N.A.	BRL	640	119,805	117,430	2,375	—
Expiring 10/04/21	Citibank, N.A.	BRL	530	100,000	97,247	2,753	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	458	86,056	83,992	2,064	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	BRL	7,501	1,378,922	1,376,231	2,691	—
Expiring 10/04/21	Standard Chartered Bank	BRL	7,522	1,441,668	1,380,104	61,564	—
British Pound,
Expiring 10/06/21	Citibank, N.A.	GBP	222	307,358	299,124	8,234	—
Expiring 10/06/21	Citibank, N.A.	GBP	95	130,904	128,003	2,901	—
Expiring 10/06/21	Deutsche Bank AG	GBP	214	294,028	288,345	5,683	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	4,356	6,018,389	5,869,301	149,088	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	2,931	4,049,563	3,949,247	100,316	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	562	776,477	757,242	19,235	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	130	178,586	175,163	3,423	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	123	169,609	165,731	3,878	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	GBP	69	94,934	92,971	1,963	—
Expiring 10/27/21	JPMorgan Chase Bank, N.A.	GBP	3,039	4,235,381	4,094,874	140,507	—
Expiring 11/04/21	Bank of America, N.A.	GBP	241	324,856	324,735	121	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	GBP	142	191,346	191,339	7	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	1,786	2,462,956	2,406,197	56,759	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	331	454,902	445,546	9,356	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	210	282,134	282,694	—	(560)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	149	205,599	200,803	4,796	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	98	134,550	132,404	2,146	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	GBP	35	48,258	47,504	754	—
Canadian Dollar,
Expiring 10/06/21	Citibank, N.A.	CAD	9,619	7,631,234	7,594,244	36,990	—
Expiring 10/06/21	Citibank, N.A.	CAD	1,563	1,240,006	1,233,995	6,011	—
Expiring 10/06/21	Citibank, N.A.	CAD	240	189,701	189,481	220	—
Expiring 10/06/21	Citibank, N.A.	CAD	120	94,676	94,741	—	(65)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CAD	240	188,006	189,481	—	(1,475)
A43

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 11/04/21	Citibank, N.A.	CAD	240	$188,492	$189,474	$—	$(982)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CAD	175	137,792	138,158	—	(366)
Expiring 11/12/21	JPMorgan Chase Bank, N.A.	CAD	328	259,445	258,627	818	—
Expiring 11/19/21	BNP Paribas S.A.	CAD	1,832	1,449,097	1,446,446	2,651	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	CAD	9,105	7,114,328	7,187,837	—	(73,509)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	830	657,483	655,034	2,449	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	826	652,249	652,500	—	(251)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	674	532,129	532,023	106	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	640	506,214	505,679	535	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CAD	74	57,689	58,125	—	(436)
Chilean Peso,
Expiring 10/06/21	Bank of America, N.A.	CLP	281,299	363,271	346,755	16,516	—
Expiring 10/06/21	Citibank, N.A.	CLP	149,650	189,550	184,472	5,078	—
Expiring 10/06/21	Citibank, N.A.	CLP	149,650	189,323	184,473	4,850	—
Expiring 11/04/21	Citibank, N.A.	CLP	296,899	365,518	364,920	598	—
Expiring 11/12/21	JPMorgan Chase Bank, N.A.	CLP	201,471	254,598	247,459	7,139	—
Expiring 11/12/21	JPMorgan Chase Bank, N.A.	CLP	71,087	89,524	87,313	2,211	—
Chinese Renminbi,
Expiring 10/08/21	Bank of America, N.A.	CNH	5,984	926,172	927,450	—	(1,278)
Expiring 10/08/21	Bank of America, N.A.	CNH	1,838	283,227	284,869	—	(1,642)
Expiring 10/08/21	Citibank, N.A.	CNH	1,889	292,071	292,773	—	(702)
Expiring 10/08/21	Citibank, N.A.	CNH	1,060	163,245	164,288	—	(1,043)
Expiring 11/04/21	Bank of America, N.A.	CNH	1,889	291,737	292,140	—	(403)
Expiring 11/04/21	Bank of America, N.A.	CNH	817	126,036	126,352	—	(316)
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	CNH	546	84,451	84,441	10	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	CNH	29,870	4,570,987	4,618,126	—	(47,139)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	CNH	10,481	1,615,090	1,620,363	—	(5,273)
Expiring 12/09/21	BNP Paribas S.A.	CNH	22,066	3,398,582	3,403,171	—	(4,589)
Expiring 12/09/21	HSBC Bank USA, N.A.	CNH	9,415	1,443,889	1,452,069	—	(8,180)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CNH	3,638	558,823	560,819	—	(1,996)
Colombian Peso,
Expiring 10/06/21	Citibank, N.A.	COP	1,061,523	280,664	278,659	2,005	—
Expiring 10/06/21	Citibank, N.A.	COP	478,180	126,430	125,527	903	—
Expiring 11/04/21	Citibank, N.A.	COP	1,061,523	275,914	278,082	—	(2,168)
Expiring 11/04/21	Citibank, N.A.	COP	95,680	24,869	25,064	—	(195)
Expiring 11/12/21	Morgan Stanley & Co. International PLC	COP	1,798,274	468,179	470,836	—	(2,657)
Czech Koruna,
Expiring 10/06/21	Bank of America, N.A.	CZK	6,990	326,515	319,448	7,067	—
Expiring 10/06/21	Bank of America, N.A.	CZK	6,026	281,485	275,393	6,092	—
Expiring 10/06/21	Bank of America, N.A.	CZK	2,450	112,782	111,968	814	—
Expiring 10/06/21	Deutsche Bank AG	CZK	2,300	107,419	105,111	2,308	—
Expiring 11/12/21	JPMorgan Chase Bank, N.A.	CZK	2,101	97,065	95,907	1,158	—
Danish Krone,
Expiring 10/06/21	Citibank, N.A.	DKK	2,935	468,287	457,216	11,071	—
Expiring 11/01/21	JPMorgan Chase Bank, N.A.	DKK	903	143,975	140,748	3,227	—
Euro,
Expiring 10/06/21	Bank of America, N.A.	EUR	464	548,906	537,541	11,365	—
Expiring 10/06/21	Citibank, N.A.	EUR	161	189,057	186,517	2,540	—
Expiring 10/06/21	Citibank, N.A.	EUR	106	125,159	122,801	2,358	—
Expiring 10/06/21	Citibank, N.A.	EUR	59	69,756	68,351	1,405	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	25,001	29,649,911	28,963,508	686,403	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	4,561	5,409,113	5,283,891	125,222	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	276	326,145	319,745	6,400	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	202	236,930	234,015	2,915	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	160	189,319	185,359	3,960	—
A44

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	159	$186,818	$184,201	$2,617	$—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	EUR	150	178,103	173,775	4,328	—
Expiring 11/04/21	Citibank, N.A.	EUR	152	176,867	176,186	681	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	EUR	587	680,393	680,401	—	(8)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	43,849	52,203,423	50,830,065	1,373,358	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	856	1,002,549	991,769	10,780	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	510	606,218	591,114	15,104	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	368	436,894	426,818	10,076	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	329	385,550	381,449	4,101	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	301	356,669	348,502	8,167	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	281	331,682	325,582	6,100	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	257	303,585	297,754	5,831	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	228	270,374	264,300	6,074	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	198	235,065	229,682	5,383	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	193	227,458	224,080	3,378	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	192	225,764	222,252	3,512	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	142	167,178	164,704	2,474	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	107	124,403	124,195	208	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	104	123,860	120,765	3,095	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	102	119,305	117,838	1,467	—
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	EUR	102	119,427	117,777	1,650	—
Expiring 11/24/21	JPMorgan Chase Bank, N.A.	EUR	28,102	33,270,617	32,587,040	683,577	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	3,071	3,645,673	3,563,665	82,008	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	1,247	1,475,099	1,446,526	28,573	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	155	183,491	179,957	3,534	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	146	171,713	169,317	2,396	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	141	163,771	163,513	258	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	80	94,149	92,742	1,407	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	78	92,325	90,781	1,544	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	78	91,959	89,948	2,011	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	73	86,387	84,572	1,815	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	EUR	72	84,467	83,675	792	—
Hungarian Forint,
Expiring 10/06/21	Bank of America, N.A.	HUF	89,973	306,803	289,920	16,883	—
Expiring 10/06/21	Bank of America, N.A.	HUF	34,857	118,860	112,319	6,541	—
Expiring 10/06/21	Deutsche Bank AG	HUF	19,178	63,709	61,797	1,912	—
Expiring 10/06/21	Deutsche Bank AG	HUF	14,950	49,382	48,173	1,209	—
Expiring 10/06/21	Deutsche Bank AG	HUF	14,950	49,408	48,174	1,234	—
Expiring 10/06/21	Deutsche Bank AG	HUF	11,596	38,515	37,365	1,150	—
Indian Rupee,
Expiring 10/06/21	Citibank, N.A.	INR	49,564	667,798	666,980	818	—
Expiring 10/06/21	Citibank, N.A.	INR	17,190	231,531	231,325	206	—
Expiring 10/08/21	Morgan Stanley & Co. International PLC	INR	122,313	1,629,257	1,645,454	—	(16,197)
Expiring 11/03/21	Citibank, N.A.	INR	10,478	140,465	140,533	—	(68)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	INR	9,292	124,591	124,626	—	(35)
Expiring 12/07/21	JPMorgan Chase Bank, N.A.	INR	12,783	171,972	170,873	1,099	—
Expiring 12/07/21	JPMorgan Chase Bank, N.A.	INR	6,372	86,023	85,176	847	—
Expiring 12/07/21	JPMorgan Chase Bank, N.A.	INR	6,367	86,011	85,112	899	—
Indonesian Rupiah,
Expiring 10/06/21	Citibank, N.A.	IDR	2,438,000	170,598	170,155	443	—
Expiring 10/06/21	Deutsche Bank AG	IDR	1,902,000	133,567	132,745	822	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	IDR	10,895,897	763,874	760,450	3,424	—
Expiring 10/15/21	Standard Chartered Bank	IDR	20,602,305	1,445,421	1,436,300	9,121	—
Expiring 11/04/21	Citibank, N.A.	IDR	10,895,897	760,011	757,866	2,145	—
Expiring 11/16/21	JPMorgan Chase Bank, N.A.	IDR	1,723,922	120,377	119,739	638	—
A45

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 11/16/21	JPMorgan Chase Bank, N.A.	IDR	1,175,973	$81,918	$81,680	$238	$—
Expiring 12/17/21	JPMorgan Chase Bank, N.A.	IDR	5,495,874	382,575	380,375	2,200	—
Israeli Shekel,
Expiring 10/06/21	Bank of America, N.A.	ILS	1,406	436,086	436,124	—	(38)
Expiring 10/06/21	Bank of America, N.A.	ILS	1,166	361,648	361,680	—	(32)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	ILS	336	104,360	104,372	—	(12)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ILS	299	93,430	92,903	527	—
Japanese Yen,
Expiring 10/06/21	Bank of America, N.A.	JPY	2,267,900	20,622,762	20,378,254	244,508	—
Expiring 10/06/21	Bank of America, N.A.	JPY	25,000	228,132	224,638	3,494	—
Expiring 10/06/21	Bank of America, N.A.	JPY	16,791	152,686	150,876	1,810	—
Expiring 10/06/21	Citibank, N.A.	JPY	20,900	191,212	187,797	3,415	—
Expiring 11/17/21	Citibank, N.A.	JPY	1,583,894	14,470,497	14,236,186	234,311	—
Expiring 11/17/21	HSBC Bank USA, N.A.	JPY	222,883	2,031,280	2,003,294	27,986	—
Expiring 11/17/21	JPMorgan Chase Bank, N.A.	JPY	1,455,274	13,279,495	13,080,133	199,362	—
Expiring 11/17/21	JPMorgan Chase Bank, N.A.	JPY	80,049	730,335	719,486	10,849	—
Expiring 11/17/21	The Bank of New York Mellon Corp.	JPY	8,596	78,416	77,258	1,158	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	343,170	3,117,093	3,085,645	31,448	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	75,717	687,438	680,818	6,620	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	25,312	226,268	227,597	—	(1,329)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	23,492	211,832	211,228	604	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	20,523	187,399	184,535	2,864	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	18,927	170,056	170,181	—	(125)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	JPY	4,697	42,742	42,233	509	—
Malaysian Ringgit,
Expiring 10/06/21	Deutsche Bank AG	MYR	2,670	640,903	637,112	3,791	—
Expiring 12/22/21	Goldman Sachs International	MYR	2,452	589,660	582,985	6,675	—
Mexican Peso,
Expiring 10/06/21	Citibank, N.A.	MXN	18,140	905,519	877,791	27,728	—
Expiring 10/06/21	Citibank, N.A.	MXN	1,333	65,954	64,504	1,450	—
Expiring 10/06/21	Citibank, N.A.	MXN	657	32,546	31,793	753	—
Expiring 10/28/21	UBS AG	MXN	30,772	1,501,274	1,484,566	16,708	—
Expiring 11/04/21	Citibank, N.A.	MXN	5,310	257,327	255,920	1,407	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	1,737	85,937	83,222	2,715	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	1,723	84,879	82,579	2,300	—
New Taiwanese Dollar,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	11,692	423,992	420,315	3,677	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	TWD	133	4,775	4,781	—	(6)
Expiring 10/12/21	JPMorgan Chase Bank, N.A.	TWD	4,754	170,882	170,995	—	(113)
Expiring 10/12/21	JPMorgan Chase Bank, N.A.	TWD	4,635	167,468	166,708	760	—
Expiring 10/12/21	JPMorgan Chase Bank, N.A.	TWD	2,383	86,067	85,692	375	—
Expiring 10/12/21	JPMorgan Chase Bank, N.A.	TWD	2,372	86,023	85,302	721	—
Expiring 10/18/21	JPMorgan Chase Bank, N.A.	TWD	4,714	170,005	169,594	411	—
Expiring 11/04/21	Citibank, N.A.	TWD	5,280	189,962	190,137	—	(175)
New Zealand Dollar,
Expiring 10/06/21	Bank of America, N.A.	NZD	535	380,504	369,326	11,178	—
Expiring 10/06/21	Bank of America, N.A.	NZD	525	368,923	362,422	6,501	—
Expiring 10/06/21	Bank of America, N.A.	NZD	270	192,066	186,388	5,678	—
Expiring 10/06/21	Citibank, N.A.	NZD	160	113,612	110,452	3,160	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	270	189,342	186,388	2,954	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	135	94,598	93,194	1,404	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NZD	135	94,734	93,194	1,540	—
Expiring 10/15/21	BNP Paribas S.A.	NZD	2,075	1,455,459	1,432,537	22,922	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	476	333,566	328,505	5,061	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	475	336,977	327,436	9,541	—
A46

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	342	$240,579	$235,695	$4,884	$—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	241	171,464	166,280	5,184	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	127	89,807	87,452	2,355	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	121	84,643	83,455	1,188	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	121	84,291	83,459	832	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	83	58,382	57,556	826	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NZD	75	51,352	51,581	—	(229)
Norwegian Krone,
Expiring 10/06/21	Bank of America, N.A.	NOK	1,934	223,603	221,226	2,377	—
Expiring 10/06/21	Bank of America, N.A.	NOK	1,698	196,318	194,231	2,087	—
Expiring 10/06/21	Citibank, N.A.	NOK	1,640	189,145	187,596	1,549	—
Expiring 10/06/21	Citibank, N.A.	NOK	920	106,407	105,237	1,170	—
Expiring 10/06/21	Deutsche Bank AG	NOK	1,490	171,553	170,438	1,115	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	NOK	1,640	188,607	187,597	1,010	—
Expiring 10/13/21	BNP Paribas S.A.	NOK	14,428	1,653,033	1,650,346	2,687	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	NOK	980	111,980	112,076	—	(96)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NOK	3,005	346,033	343,516	2,517	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NOK	747	85,953	85,432	521	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NOK	456	53,162	52,174	988	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NOK	423	48,748	48,362	386	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	NOK	381	43,160	43,516	—	(356)
Peruvian Nuevo Sol,
Expiring 10/06/21	Citibank, N.A.	PEN	1,292	316,372	312,444	3,928	—
Expiring 10/06/21	Citibank, N.A.	PEN	528	127,771	127,686	85	—
Expiring 10/06/21	Citibank, N.A.	PEN	262	64,156	63,359	797	—
Expiring 11/04/21	Citibank, N.A.	PEN	262	63,369	63,313	56	—
Philippine Peso,
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	PHP	880	17,673	17,208	465	—
Expiring 11/04/21	Citibank, N.A.	PHP	880	17,166	17,162	4	—
Polish Zloty,
Expiring 10/06/21	Bank of America, N.A.	PLN	1,046	275,200	262,993	12,207	—
Expiring 10/06/21	Bank of America, N.A.	PLN	696	183,116	174,994	8,122	—
Expiring 11/16/21	JPMorgan Chase Bank, N.A.	PLN	487	123,981	122,351	1,630	—
Russian Ruble,
Expiring 10/06/21	Citibank, N.A.	RUB	24,291	329,817	333,348	—	(3,531)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	36,817	504,320	505,242	—	(922)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	5,690	77,121	78,084	—	(963)
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	RUB	5,690	77,294	78,084	—	(790)
Expiring 11/03/21	JPMorgan Chase Bank, N.A.	RUB	24,291	331,079	332,043	—	(964)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	RUB	6,418	85,890	87,543	—	(1,653)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	RUB	6,217	84,942	84,803	139	—
Expiring 11/17/21	JPMorgan Chase Bank, N.A.	RUB	6,464	86,008	88,139	—	(2,131)
Singapore Dollar,
Expiring 10/06/21	Bank of America, N.A.	SGD	584	434,730	430,102	4,628	—
Expiring 11/03/21	Bank of America, N.A.	SGD	135	99,302	99,419	—	(117)
Expiring 11/08/21	JPMorgan Chase Bank, N.A.	SGD	392	288,108	288,534	—	(426)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	230	168,921	169,230	—	(309)
South African Rand,
Expiring 10/06/21	Bank of America, N.A.	ZAR	38,019	2,638,683	2,522,500	116,183	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	3,520	242,141	233,547	8,594	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	3,350	228,749	222,269	6,480	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	2,810	192,915	186,439	6,476	—
Expiring 10/06/21	Bank of America, N.A.	ZAR	2,810	191,238	186,439	4,799	—
Expiring 10/06/21	Citibank, N.A.	ZAR	3,350	226,621	222,267	4,354	—
Expiring 10/06/21	Citibank, N.A.	ZAR	1,690	114,284	112,129	2,155	—
A47

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 11/24/21	Morgan Stanley & Co. International PLC	ZAR	20,050	$1,398,727	$1,321,282	$77,445	$—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,258	86,062	82,654	3,408	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,248	85,903	81,987	3,916	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,233	86,056	81,032	5,024	—
South Korean Won,
Expiring 10/06/21	Citibank, N.A.	KRW	8,002,614	6,907,141	6,756,861	150,280	—
Expiring 10/06/21	Deutsche Bank AG	KRW	226,070	193,189	190,878	2,311	—
Expiring 10/28/21	BNP Paribas S.A.	KRW	1,912,825	1,637,216	1,614,391	22,825	—
Expiring 10/28/21	Citibank, N.A.	KRW	3,337,151	2,923,530	2,816,497	107,033	—
Expiring 11/04/21	Citibank, N.A.	KRW	4,841,515	4,079,333	4,085,690	—	(6,357)
Expiring 11/04/21	Citibank, N.A.	KRW	162,220	136,682	136,895	—	(213)
Expiring 11/04/21	Citibank, N.A.	KRW	114,530	96,568	96,650	—	(82)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	KRW	593,779	507,842	500,997	6,845	—
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	KRW	100,822	86,098	85,068	1,030	—
Swedish Krona,
Expiring 10/06/21	Bank of America, N.A.	SEK	1,630	186,647	186,201	446	—
Expiring 10/06/21	Deutsche Bank AG	SEK	4,530	527,545	517,480	10,065	—
Expiring 10/06/21	Deutsche Bank AG	SEK	3,089	359,732	352,869	6,863	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	3,389	387,899	387,139	760	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	1,650	192,364	188,486	3,878	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	815	94,641	93,100	1,541	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	SEK	815	94,647	93,100	1,547	—
Expiring 11/04/21	JPMorgan Chase Bank, N.A.	SEK	1,420	161,890	162,244	—	(354)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SEK	11,965	1,392,134	1,367,850	24,284	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SEK	2,440	279,703	278,900	803	—
Swiss Franc,
Expiring 10/06/21	Deutsche Bank AG	CHF	1,327	1,450,352	1,424,130	26,222	—
Expiring 10/06/21	Deutsche Bank AG	CHF	679	742,117	728,700	13,417	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	CHF	175	189,372	187,809	1,563	—
Expiring 10/28/21	Morgan Stanley & Co. International PLC	CHF	1,490	1,647,879	1,599,990	47,889	—
Expiring 11/01/21	JPMorgan Chase Bank, N.A.	CHF	574	634,193	615,897	18,296	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CHF	605	658,939	650,711	8,228	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CHF	272	297,665	292,489	5,176	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CHF	164	179,734	176,514	3,220	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CHF	93	99,925	100,289	—	(364)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CHF	78	83,791	83,554	237	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CHF	78	83,791	83,350	441	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CHF	40	43,667	42,829	838	—
Thai Baht,
Expiring 10/06/21	Bank of America, N.A.	THB	13,468	415,045	398,026	17,019	—
Expiring 10/06/21	Bank of America, N.A.	THB	11,853	365,275	350,297	14,978	—
Expiring 10/06/21	Citibank, N.A.	THB	4,250	127,226	125,602	1,624	—
Expiring 10/06/21	JPMorgan Chase Bank, N.A.	THB	4,460	133,833	131,808	2,025	—
Expiring 10/07/21	The Bank of New York Mellon Corp.	THB	13,872	424,281	409,975	14,306	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	22,795	696,028	673,414	22,614	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	3,055	93,352	90,262	3,090	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	2,885	84,997	85,234	—	(237)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	2,879	84,946	85,049	—	(103)
Turkish Lira,
Expiring 10/06/21	Bank of America, N.A.	TRY	22,240	2,640,429	2,493,343	147,086	—
Expiring 10/06/21	Deutsche Bank AG	TRY	2,000	226,809	224,222	2,587	—
Expiring 11/04/21	Deutsche Bank AG	TRY	2,000	221,737	220,840	897	—
Expiring 11/04/21	Deutsche Bank AG	TRY	1,845	205,915	203,725	2,190	—
Expiring 11/04/21	Deutsche Bank AG	TRY	1,655	182,987	182,746	241	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TRY	2,508	280,982	271,015	9,967	—
A48

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TRY	787	$85,099	$85,063	$36	$—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TRY	759	86,013	82,064	3,949	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TRY	470	51,080	50,798	282	—
Expiring 06/14/22	JPMorgan Chase Bank, N.A.	TRY	3,310	343,000	325,771	17,229	—
				$328,332,352	$322,584,547	5,946,071	(198,266)
						$6,025,814	$(1,574,202)
Cross currency exchange contracts outstanding at September 30, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
12/15/21	Buy	AUD	235	NZD	246	$—	$(43)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	AUD	344	NZD	359	779	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	CAD	217	EUR	145	2,637	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	CAD	433	EUR	291	3,921	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	CHF	79	EUR	73	717	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	EUR	72	AUD	116	—	(5)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	EUR	73	PLN	337	136	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	EUR	73	CZK	1,861	—	(304)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	EUR	73	HUF	25,979	1,221	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	EUR	145	AUD	234	—	(1,294)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	EUR	146	SEK	1,482	114	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	EUR	147	CHF	159	—	(458)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	GBP	62	EUR	73	—	(696)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	GBP	124	EUR	145	—	(1,612)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	GBP	124	EUR	145	—	(1,055)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	HUF	25,659	EUR	73	—	(2,071)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	HUF	25,830	EUR	72	—	(409)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	JPY	18,693	EUR	145	—	(110)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	NOK	725	EUR	72	—	(681)	JPMorgan Chase Bank, N.A.
12/15/21	Buy	NOK	748	EUR	73	898	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	NOK	1,484	EUR	145	1,491	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	NOK	1,498	EUR	145	2,881	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	PLN	331	EUR	72	—	(361)	JPMorgan Chase Bank, N.A.
						$14,795	$(9,099)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		720	0.276%	$1,820	$14,508	$12,688
Republic of Indonesia	06/20/24	1.000%(Q)		850	0.402%	2,157	14,143	11,986
Russian Federation	12/20/26	1.000%(Q)		40	0.888%	270	240	(30)
State of Qatar	06/20/24	1.000%(Q)		340	0.209%	4,225	7,484	3,259
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	125	0.582%	1,367	1,710	343
						$9,839	$38,085	$28,246

A49

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V1	12/20/26	1.000%(Q)	5,400	1.816%	$(188,014)	$(214,078)	$(26,064)
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	825	3.011%	79,899	77,825	(2,074)
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)	2,025	0.221%	10,351	12,122	1,771
CDX.NA.IG.34.V1	06/20/23	1.000%(Q)	2,675	0.250%	18,511	35,630	17,119
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	2,200	0.465%	22,965	44,102	21,137
					$(56,288)	$(44,399)	$11,889

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	574	*	$(163,129)	$(43,415)	$(119,714)	Deutsche Bank AG
CMBX.NA.BBB.8	10/17/57	3.000%(M)	550	*	(71,247)	(101,694)	30,447	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.10	11/17/59	3.000%(M)	800	*	(69,807)	(125,370)	55,563	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	700	*	(30,895)	(79,180)	48,285	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	150	*	(6,608)	(32,117)	25,509	Morgan Stanley & Co. International PLC
					$(341,686)	$(381,776)	$40,090
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold
A50

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	31,440	02/22/23	0.190%(Q)	3 Month BBSW(2)(Q)	$(18,639)	$3,316	$21,955
AUD	7,410	12/15/23	0.300%(Q)	3 Month BBSW(1)(Q)	3,281	5,273	1,992
AUD	10,070	02/26/24	0.500%(Q)	3 Month BBSW(2)(Q)	19,947	8,739	(11,208)
AUD	3,190	07/01/24	0.486%(Q)	3 Month BBSW(1)(Q)	28	(1,595)	(1,623)
AUD	1,269	12/15/26	0.969%(S)	6 Month BBSW(2)(S)	314	(5,382)	(5,696)
AUD	9,870	12/15/26	1.250%(S)	6 Month BBSW(2)(S)	106,216	56,844	(49,372)
AUD	946	03/20/27	1.375%(S)	6 Month BBSW(2)(S)	512	(5,702)	(6,214)
AUD	291	12/15/31	1.719%(S)	6 Month BBSW(2)(S)	834	154	(680)
AUD	590	12/15/31	2.000%(S)	6 Month BBSW(2)(S)	18,425	11,653	(6,772)
AUD	1,260	03/17/32	2.000%(S)	6 Month BBSW(1)(S)	5,558	16,967	11,409
BRL	47,280	01/03/22	3.390%(T)	1 Day BROIS(2)(T)	—	(91,943)	(91,943)
BRL	53,575	01/03/22	4.120%(T)	1 Day BROIS(2)(T)	40,191	106,406	66,215
BRL	7,085	01/02/23	4.230%(T)	1 Day BROIS(2)(T)	2,905	(55,082)	(57,987)
BRL	35,240	01/02/23	5.800%(T)	1 Day BROIS(1)(T)	37,020	166,696	129,676
BRL	4,690	01/02/23	7.200%(T)	1 Day BROIS(2)(T)	360	(14,608)	(14,968)
BRL	880	01/02/24	4.930%(T)	1 Day BROIS(2)(T)	218	(10,595)	(10,813)
BRL	63,725	01/02/24	7.370%(T)	1 Day BROIS(2)(T)	49,100	(380,129)	(429,229)
BRL	873	01/02/24	9.200%(T)	1 Day BROIS(1)(T)	(171)	1,402	1,573
BRL	25,935	01/02/25	6.320%(T)	1 Day BROIS(1)(T)	69,677	363,316	293,639
BRL	39,025	01/04/27	8.495%(T)	1 Day BROIS(1)(T)	(62,041)	363,714	425,755
BRL	1,040	01/04/27	9.900%(T)	1 Day BROIS(1)(T)	(433)	3,051	3,484
CAD	49,100	02/28/23	0.804%(S)	3 Month CDOR(2)(S)	(11,234)	(23,633)	(12,399)
CAD	20,280	06/15/23	1.100%(S)	3 Month CDOR(2)(S)	6,267	(677)	(6,944)
CAD	19,670	09/21/23	1.200%(S)	3 Month CDOR(2)(S)	14,516	(16,204)	(30,720)
CAD	8,470	12/15/23	1.000%(S)	3 Month CDOR(1)(S)	8,398	11,546	3,148
CAD	4,900	08/22/25	1.560%(S)	3 Month CDOR(2)(S)	2,254	(23,219)	(25,473)
CAD	1,208	12/15/26	1.469%(S)	3 Month CDOR(2)(S)	1,005	(7,184)	(8,189)
CAD	2,660	12/15/26	1.750%(S)	3 Month CDOR(2)(S)	35,653	12,831	(22,822)
CAD	869	12/20/26	1.875%(S)	3 Month CDOR(2)(S)	686	(2,421)	(3,107)
CAD	3,480	08/22/28	1.680%(S)	3 Month CDOR(1)(S)	(3,502)	53,659	57,161
CAD	273	12/15/31	2.000%(S)	3 Month CDOR(2)(S)	1,375	(282)	(1,657)
CAD	4,350	12/15/31	2.000%(S)	3 Month CDOR(1)(S)	(74,804)	4,498	79,302
CAD	632	03/17/32	2.219%(S)	3 Month CDOR(1)(S)	—	5,467	5,467
CAD	5,240	12/15/51	2.250%(S)	3 Month CDOR(2)(S)	70,275	(134,765)	(205,040)
CAD	370	08/22/52	2.180%(S)	3 Month CDOR(2)(S)	2,529	(17,524)	(20,053)
CHF	550	12/15/26	(0.500)%(A)	6 Month CHF LIBOR(1)(A)	1,324	5,134	3,810
CHF	850	03/17/32	0.500%(A)	6 Month CHF LIBOR(2)(A)	6,408	902	(5,506)
CNH	52,990	09/15/23	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	9,881	31,568	21,687
CNH	22,590	03/17/26	2.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4,626	41,955	37,329
CNH	84,320	05/14/26	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	152,196	152,196
CNH	11,550	09/15/26	2.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	18,806	21,818	3,012
EUR	6,170	12/15/23	(0.500)%(A)	6 Month EURIBOR(1)(S)	6,266	13,992	7,726
EUR	9,240	12/15/23	(0.500)%(A)	ESTRON(1)(A)	(8,196)	14,401	22,597
EUR	7,580	12/16/24	(0.250)%(A)	6 Month EURIBOR(2)(S)	42,493	19,265	(23,228)
EUR	578	12/21/25	(0.280)%(A)	6 Month EURIBOR(1)(S)	(182)	2,405	2,587
EUR	8,370	12/15/26	(0.250)%(A)	6 Month EURIBOR(1)(S)	(20,016)	41,384	61,400
EUR	3,340	12/15/26	(0.250)%(A)	ESTRON(1)(A)	(36,230)	(15,907)	20,323
EUR	366	12/15/26	(0.219)%(A)	6 Month EURIBOR(1)(S)	(1,990)	1,138	3,128
EUR	1,500	12/15/28	0.000%(A)	6 Month EURIBOR(1)(S)	(19,955)	(2,233)	17,722
EUR	6,250	02/12/31	0.500%(A)	6 Month EURIBOR(2)(S)	120,926	24,959	(95,967)
EUR	4,740	07/22/31	0.220%(A)	6 Month EURIBOR(2)(S)	(4,595)	(74,273)	(69,678)
EUR	5,730	09/02/31	0.250%(A)	6 Month EURIBOR(2)(S)	(21,936)	(84,386)	(62,450)
EUR	3,450	09/16/31	0.500%(A)	6 Month EURIBOR(2)(S)	30,897	(1,225)	(32,122)
EUR	6,120	12/15/31	0.000%(A)	6 Month EURIBOR(1)(S)	75,606	131,865	56,259
A51

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	168	12/15/31	0.156%(A)	6 Month EURIBOR(1)(S)	$(483)	$542	$1,025
EUR	510	12/15/36	0.250%(A)	6 Month EURIBOR(1)(S)	626	14,638	14,012
EUR	2,640	07/22/41	0.610%(A)	6 Month EURIBOR(1)(S)	17,278	72,641	55,363
EUR	420	12/16/41	0.500%(A)	6 Month EURIBOR(2)(S)	14,282	(953)	(15,235)
GBP	347	12/15/26	0.500%(A)	1 Day SONIA(1)(A)	(26)	6,546	6,572
GBP	9,270	12/15/26	0.500%(A)	1 Day SONIA(2)(A)	(61,045)	(174,889)	(113,844)
GBP	530	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(1,084)	4,276	5,360
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)	(27,088)	(53,019)	(25,931)
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)	10,817	(3,388)	(14,205)
GBP	4,550	02/10/31	1.000%(A)	1 Day SONIA(1)(A)	(80,970)	19,734	100,704
GBP	3,080	09/23/31	1.000%(A)	1 Day SONIA(2)(A)	19,940	(18,181)	(38,121)
GBP	7,320	12/15/31	0.750%(A)	1 Day SONIA(1)(A)	(112,455)	179,486	291,941
GBP	161	12/15/31	0.781%(A)	1 Day SONIA(1)(A)	(345)	3,299	3,644
GBP	348	12/16/31	1.063%(A)	1 Day SONIA(1)(A)	(315)	886	1,201
GBP	1,560	03/17/32	1.000%(A)	1 Day SONIA(2)(A)	(3,708)	(11,084)	(7,376)
GBP	170	12/16/41	1.000%(A)	1 Day SONIA(1)(A)	(11,692)	1,268	12,960
JPY	2,436,740	12/15/26	0.000%(A)	6 Month JPY LIBOR(1)(A)	(48,695)	(22,978)	25,717
JPY	76,661	03/21/27	(0.050)%(A)	6 Month JPY LIBOR(1)(A)	226	834	608
JPY	1,284,490	12/15/31	0.000%(A)	6 Month JPY LIBOR(1)(A)	39,987	73,037	33,050
JPY	23,026	03/16/32	0.030%(A)	6 Month JPY LIBOR(1)(A)	414	852	438
KRW	2,486,880	09/15/23	1.250%(Q)	3 Month KWCDC(1)(Q)	4,710	12,331	7,621
KRW	1,430,680	12/15/23	1.500%(Q)	3 Month KWCDC(1)(Q)	549	3,719	3,170
KRW	3,657,640	03/16/24	1.500%(Q)	3 Month KWCDC(1)(Q)	8,313	14,536	6,223
KRW	1,790,390	09/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	(9,848)	(120,128)	(110,280)
MXN	36,060	12/13/23	6.200%(M)	28 Day Mexican Interbank Rate(1)(M)	(831)	14,011	14,842
MXN	8,740	12/09/26	6.700%(M)	28 Day Mexican Interbank Rate(1)(M)	89	8,499	8,410
MXN	10	12/03/31	7.150%(M)	28 Day Mexican Interbank Rate(1)(M)	—	13	13
NOK	28,790	12/15/26	1.500%(A)	6 Month NIBOR(2)(S)	(1,253)	(43,064)	(41,811)
NOK	6,379	12/20/26	1.844%(A)	6 Month NIBOR(1)(S)	127	3,354	3,227
NOK	4,169	03/16/27	1.563%(A)	6 Month NIBOR(1)(S)	135	6,323	6,188
NOK	62,230	10/29/30	1.240%(A)	6 Month NIBOR(1)(S)	118,632	266,424	147,792
NOK	4,556	03/18/31	1.469%(A)	6 Month NIBOR(1)(S)	251	14,187	13,936
NOK	25,880	05/12/31	2.130%(A)	6 Month NIBOR(1)(S)	(7,556)	(6,501)	1,055
NOK	2,057	12/15/31	1.469%(A)	6 Month NIBOR(1)(S)	456	9,800	9,344
NOK	4,470	12/15/31	1.500%(A)	6 Month NIBOR(1)(S)	7,028	19,825	12,797
NZD	82,670	09/15/22	0.500%(S)	3 Month BBR(2)(Q)	(233,813)	(296,130)	(62,317)
NZD	5,400	09/15/22	1.250%(S)	3 Month BBR(2)(Q)	181	1,716	1,535
NZD	2,810	12/15/22	1.250%(S)	3 Month BBR(2)(Q)	(3,022)	(572)	2,450
NZD	5,330	12/15/26	1.750%(S)	3 Month BBR(2)(Q)	(23,120)	(34,521)	(11,401)
NZD	1,399	03/16/27	1.889%(S)	3 Month BBR(2)(Q)	(376)	(6,112)	(5,736)
NZD	690	09/16/31	3.000%(S)	3 Month BBR(2)(Q)	16,736	7,029	(9,707)
NZD	328	03/16/32	2.136%(S)	3 Month BBR(2)(Q)	(187)	(4,333)	(4,146)
PLN	71,600	12/16/21	0.250%(A)	3 Month WIBOR(1)(Q)	(648)	(3,031)	(2,383)
PLN	14,390	12/16/25	0.750%(A)	6 Month WIBOR(2)(S)	(2,461)	(132,415)	(129,954)
PLN	6,475	12/15/26	1.700%(A)	6 Month WIBOR(1)(S)	1,208	21,206	19,998
SEK	47,930	12/15/23	0.000%(A)	3 Month STIBOR(1)(Q)	18,229	18,307	78
SEK	11,800	12/15/26	0.250%(A)	3 Month STIBOR(2)(Q)	(16,905)	(20,483)	(3,578)
SEK	4,122	12/15/26	0.438%(A)	3 Month STIBOR(1)(Q)	(1,075)	2,757	3,832
SEK	6,035	03/20/27	0.688%(A)	3 Month STIBOR(2)(Q)	(1,205)	(4,043)	(2,838)
SEK	27,320	05/12/31	1.273%(A)	3 Month STIBOR(2)(Q)	7,667	1,211	(6,456)
SEK	22,290	12/15/31	0.750%(A)	3 Month STIBOR(2)(Q)	5,250	(43,487)	(48,737)
SEK	10,100	03/17/32	1.000%(A)	3 Month STIBOR(2)(Q)	(8,036)	(18,215)	(10,179)
THB	16,870	12/16/25	0.750%(S)	6 Month BIBOR(2)(S)	(3,628)	(3,609)	19
THB	35,670	03/16/27	1.000%(S)	6 Month BIBOR(2)(S)	(3,993)	(11,678)	(7,685)
	16,730	06/15/23	0.450%(S)	3 Month LIBOR(1)(Q)	(6,186)	(7,409)	(1,223)
	16,150	09/21/23	0.500%(S)	3 Month LIBOR(1)(Q)	(12,756)	9,104	21,860
	3,660	12/15/23	0.500%(S)	3 Month LIBOR(1)(Q)	(968)	(2,750)	(1,782)
A52

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
63,320	07/25/24	—(3)	—(3)	$16,031	$2,207	$(13,824)
704	06/21/26	0.906%(S)	3 Month LIBOR(2)(Q)	1,091	(11,313)	(12,404)
2,560	12/15/26	1.250%(S)	3 Month LIBOR(2)(Q)	20,763	13,140	(7,623)
965	03/16/27	1.031%(S)	3 Month LIBOR(2)(Q)	(730)	(9,524)	(8,794)
6,690	09/17/31	2.500%(S)	3 Month LIBOR(1)(Q)	(215,462)	(136,620)	78,842
3,710	09/24/31	1.500%(S)	3 Month LIBOR(1)(Q)	47,031	93,840	46,809
930	12/15/31	1.750%(S)	3 Month LIBOR(2)(Q)	16,786	14,212	(2,574)
483	12/16/31	1.750%(S)	3 Month LIBOR(1)(Q)	(538)	6,963	7,501
220	03/16/32	1.406%(S)	3 Month LIBOR(2)(Q)	(747)	(4,845)	(4,098)
3,420	12/15/51	2.000%(S)	3 Month LIBOR(1)(Q)	(295,625)	(120,387)	175,238
				$(273,189)	$346,636	$619,825

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	57,380	09/15/26	2.805%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$130,809	$—	$130,809	BNP Paribas S.A.
CNH	78,668	09/15/26	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	210,581	—	210,581	JPMorgan Chase Bank, N.A.
CNH	2,665	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	576	—	576	JPMorgan Chase Bank, N.A.
KRW	1,496,715	12/15/31	1.764%(Q)	3 Month KWCDC(2)(Q)	(22,609)	—	(22,609)	JPMorgan Chase Bank, N.A.
					$319,357	$—	$319,357

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.00 bps monthly and receives the floating rate of 3 Month LIBOR quartely.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A53